UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-4474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.1%)
California (102.1%)
ABAG Finance Auth. for Non-Profit Corp.
California Rev. (Computer History Museum)
VRDO	0.140%	3/5/10 LOC	7,000	7,000
ABAG Finance Auth. for Non-Profit Corp.
California Rev. (Institute for Defense
Analyses) VRDO	0.180%	3/5/10 LOC	11,945	11,945
ABAG Finance Auth. for Non-Profit Corp.
California Rev. (San Francisco Friends)
VRDO	0.170%	3/5/10 LOC	23,595	23,595
Bay Area Toll Auth. CA Toll Bridge Rev. (Bay
Area) VRDO	0.170%	3/5/10	12,500	12,500
Bay Area Toll Auth. CA Toll Bridge Rev. (San
Francisco Bay Area) VRDO	0.150%	3/5/10	15,000	15,000
Bay Area Toll Auth. CA Toll Bridge Rev. (San
Francisco Bay Area) VRDO	0.150%	3/5/10	95,000	95,000
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB
PUT	0.450%	5/6/10	9,865	9,865
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB
VRDO	0.180%	3/5/10	41,910	41,910
1 Bay Area Toll Auth. CA Toll Bridge Rev. TOB
VRDO	0.220%	3/5/10	7,500	7,500
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.160%	3/5/10	20,000	20,000
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.160%	3/5/10	13,250	13,250
Berkeley CA Rev. (Berkeley-Albany YMCA)
VRDO	0.130%	3/5/10 LOC	13,065	13,065
California Communities NT Program NT
Participation TRAN	2.000%	6/30/10	17,500	17,591
1 California Dept. of Veteran Affairs Rev. TOB
VRDO	0.200%	3/5/10	11,140	11,140
1 California Dept. of Water Resources Water
System Rev. TOB VRDO	0.200%	3/5/10	5,000	5,000
California Educ. Fac. Auth. Rev. (California
Institute of Technology) VRDO	0.150%	3/5/10	62,500	62,500
1 California Educ. Fac. Auth. Rev. (Loyola
Marymount Univ.) TOB VRDO	0.200%	3/5/10 LOC	3,998	3,998
California Educ. Fac. Auth. Rev. (Stanford Univ.)
CP	0.400%	7/7/10	40,000	40,000
California Educ. Fac. Auth. Rev. (Stanford Univ.)
CP	0.400%	7/14/10	33,000	33,000
California Educ. Fac. Auth. Rev. (Stanford Univ.)
CP	0.400%	7/21/10	40,000	40,000
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
TOB VRDO	0.180%	3/5/10	4,470	4,470
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
TOB VRDO	0.200%	3/5/10	7,750	7,750
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
VRDO	0.150%	3/5/10	7,565	7,565
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
VRDO	0.150%	3/5/10	4,580	4,580

California Educ. Fac. Auth. Rev. (Stanford Univ.)
VRDO	0.150%	3/5/10	15,468	15,468
1 California Educ. Fac. Auth. Rev. (Univ. of
Southern California) TOB VRDO	0.180%	3/5/10	4,860	4,860
1 California Educ. Fac. Auth. Rev. TOB VRDO	0.130%	3/1/10	3,750	3,750
California GO	5.500%	3/1/10 (Prere.)	5,000	5,050
California GO	5.750%	3/1/10 (Prere.)	5,620	5,676
California GO	5.750%	3/1/10 (Prere.)	27,825	28,103
California GO	5.250%	9/1/10 (Prere.)	5,945	6,090
California GO CP	0.320%	3/5/10 LOC	4,000	4,000
1 California GO TOB VRDO	0.200%	3/5/10	23,098	23,098
California GO VRDO	0.170%	3/5/10 LOC	20,000	20,000
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) VRDO	0.160%	3/5/10 LOC	19,350	19,350
California Health Fac. Finance Auth. Rev.
(Children's Hosp.) VRDO	0.200%	3/5/10 LOC	42,900	42,900
California Health Fac. Finance Auth. Rev.
(Children's Hosp.) VRDO	0.200%	3/5/10 LOC	7,100	7,100
California Health Fac. Finance Auth. Rev.
(Children's Hosp.) VRDO	0.200%	3/5/10 LOC	3,950	3,950
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.150%	3/5/10	8,450	8,450
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.160%	3/5/10	5,850	5,850
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.) VRDO	0.160%	3/5/10	5,750	5,750
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	0.200%	3/5/10	69,475	69,475
California Health Fac. Finance Auth. Rev.
(Scripps Health) VRDO	0.160%	3/5/10 LOC	14,265	14,265
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	0.550%	6/16/10	17,000	17,000
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) VRDO	0.130%	3/5/10	10,600	10,600
1 California Health Fac. Finance Auth. Rev.
(Sutter Health) TOB VRDO	0.200%	3/5/10	6,700	6,700
1 California Health Fac. Finance Auth. Rev. TOB
VRDO	0.200%	3/5/10	14,995	14,995
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.150%	3/5/10 LOC	25,000	25,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.170%	3/5/10 LOC	40,000	40,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.170%	3/5/10 LOC	21,675	21,675
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.170%	3/5/10 LOC	25,000	25,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.180%	3/5/10 LOC	20,000	20,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.190%	3/5/10 LOC	55,300	55,300
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.190%	3/5/10 LOC	36,000	36,000
California Housing Finance Agency Home
Mortgage Rev. VRDO	0.190%	3/5/10 LOC	10,280	10,280
California Housing Finance Agency Single
Family Mortgage Rev. VRDO	0.170%	3/5/10 LOC	13,620	13,620
California Infrastructure & Econ. Dev. Bank Rev.
(Academy Motion Picture) VRDO	0.170%	3/5/10 LOC	17,400	17,400

California Infrastructure & Econ. Dev. Bank Rev.
(American National Red Cross) VRDO	0.170%	3/5/10 LOC	6,500	6,500
California Infrastructure & Econ. Dev. Bank Rev.
(Buck Institute) VRDO	0.150%	3/5/10 LOC	34,430	34,430
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.110%	3/1/10 LOC	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.
(California Academy of Sciences) VRDO	0.110%	3/1/10 LOC	14,125	14,125
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) CP	0.300%	4/6/10	5,000	5,000
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.100%	3/1/10	32,725	32,725
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.100%	3/1/10	4,000	4,000
California Infrastructure & Econ. Dev. Bank Rev.
(JSerra Catholic High School Project) VRDO	0.140%	3/5/10 LOC	3,100	3,100
California Infrastructure & Econ. Dev. Bank Rev.
(JSerra Catholic High School Project) VRDO	0.140%	3/5/10 LOC	4,500	4,500
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.100%	3/1/10 LOC	19,000	19,000
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.140%	3/1/10 LOC	9,200	9,200
California Infrastructure & Econ. Dev. Bank Rev.
(Prinsco Inc. Project) VRDO	0.250%	3/5/10 LOC	9,050	9,050
California Infrastructure & Econ. Dev. Bank Rev.
(Santa Barbara Performing Arts) VRDO	0.190%	3/5/10 LOC	17,295	17,295
California Infrastructure & Econ. Dev. Bank Rev.
PUT	0.500%	4/1/10	9,000	9,000
1 California Infrastructure & Econ. Dev. Bank Rev.
TOB VRDO	0.180%	3/5/10 (Prere.)	16,840	16,840
California Muni. Financing Auth. Rev. (Allied
Waste Inc.) VRDO	0.230%	3/5/10 LOC	20,000	20,000
California Muni. Financing Auth. Rev. (La Sierra
Univ.) VRDO	0.140%	3/5/10 LOC	6,000	6,000
California Muni. Financing Auth. Rev. (Notre
Dame High School) VRDO	0.230%	3/5/10 LOC	6,425	6,425
California PCR Financing Auth. (Atlantic
Richfield) CP	0.290%	4/8/10	24,000	24,000
1 California Public Works Board Lease Rev. TOB
VRDO	0.180%	3/5/10	11,110	11,110
California School Cash Reserve Program Auth.
Pool TRAN	2.500%	7/1/10 LOC	12,000	12,079
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.100%	3/1/10 LOC	10,000	10,000
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.110%	3/1/10 LOC	4,500	4,500
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.140%	3/1/10 LOC	39,750	39,750
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.150%	3/5/10 LOC	11,140	11,140
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.160%	3/5/10 (4)	25,650	25,650
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.160%	3/5/10 LOC	6,800	6,800
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.190%	3/5/10 LOC	63,900	63,900
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.200%	3/5/10 (4)	5,125	5,125

California State Econ. Recovery Bonds	5.000%	3/1/11 (Prere.)	25,000	26,197
California State Econ. Recovery Bonds PUT	4.000%	3/1/10 (Prere.)	22,180	22,180
California State Econ. Recovery Bonds PUT	5.000%	7/1/10 (Prere.)	55,000	55,844
1 California State Univ. Rev. TOB VRDO	0.230%	3/5/10 (4)	20,475	20,475
California Statewide Communities Dev. Auth.
Multifamily Housing Rev. (Ridgeway
Apartments) VRDO	0.150%	3/5/10 LOC	7,200	7,200
California Statewide Communities Dev. Auth.
Multifamily Rev. (Canyon Springs) VRDO	0.260%	3/5/10 LOC	10,105	10,105
California Statewide Communities Dev. Auth.
Multifamily Rev. (Knoll Apartments) VRDO	0.190%	3/5/10 LOC	12,715	12,715
California Statewide Communities Dev. Auth.
Multifamily Rev. (Valley Palms Apartments)
VRDO	0.170%	3/5/10 LOC	13,500	13,500
California Statewide Communities Dev. Auth.
Multifamily Rev. (Village Green Apartments)
VRDO	0.200%	3/5/10	5,800	5,800
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.160%	3/5/10 LOC	25,000	25,000
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.160%	3/5/10 LOC	37,420	37,420
California Statewide Communities Dev. Auth.
Rev. (Cottage Health Systems) VRDO	0.160%	3/5/10 LOC	22,000	22,000
California Statewide Communities Dev. Auth.
Rev. (Fiorella Investments LLC) VRDO	1.000%	3/5/10 LOC	8,825	8,825
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.000%	4/1/10	10,000	10,022
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) VRDO	0.150%	3/5/10	41,800	41,800
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) VRDO	0.170%	3/5/10	21,300	21,300
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.180%	3/5/10 LOC	20,000	20,000
California Statewide Communities Dev. Auth.
Rev. (Motion Picture and Television Fund)
VRDO	0.170%	3/5/10 LOC	9,500	9,500
California Statewide Communities Dev. Auth.
Rev. (Redlands Community Hosp.) VRDO	0.190%	3/5/10 LOC	19,000	19,000
1 California Statewide Communities Dev. Auth.
Rev. (Sutter Health) TOB VRDO	0.200%	3/5/10	45,465	45,465
California Statewide Communities Dev. Auth.
Rev. (Univ. of San Diego) VRDO	0.170%	3/5/10 LOC	18,415	18,415
Castaic Lake CA Water Agency Rev. COP
VRDO	0.170%	3/5/10 LOC	20,160	20,160
1 Cerritos CA Community College Dist. GO TOB
VRDO	0.200%	3/5/10	7,845	7,845
1 Chino Basin CA Regional Financing Auth. Rev.
(Inland Empire Util. Agency Sewer) TOB
VRDO	0.230%	3/5/10	10,835	10,835
Chula Vista CA Multi-Family Housing Rev.
VRDO	0.190%	3/5/10 LOC	18,970	18,970
1 Contra Costa CA Community College Dist. TOB
VRDO	0.210%	3/5/10 (4)	5,110	5,110
Contra Costa CA Housing Finance Agency
Home Mortgage Rev. (Park Regency) VRDO	0.200%	3/5/10 LOC	42,200	42,200
1 Contra Costa CA Water Dist. Rev. TOB VRDO	0.210%	3/5/10	5,200	5,200
Contra Costa County CA MFH Pleasant Hill
VRDO	0.200%	3/5/10 LOC	58,800	58,800

1 Desert CA Community College Dist. TOB VRDO	0.200%	3/5/10 (4)	12,375	12,375
East Bay CA Muni. Util. Dist. Waste Water
System Rev. VRDO	0.130%	3/5/10	12,400	12,400
East Bay CA Muni. Util. Dist. Water System Rev.
PUT	0.200%	12/1/10	20,030	20,030
1 East Bay CA Muni. Util. Dist. Water System Rev.
TOB VRDO	0.200%	3/5/10 (4)	11,545	11,545
1 Eastern California Muni. Water. Dist. Water &
Sewer COP TOB VRDO	0.180%	3/5/10	1,590	1,590
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.160%	3/5/10	27,400	27,400
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.170%	3/5/10	33,000	33,000
1 Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.170%	3/5/10	19,600	19,600
Eastern California Muni. Water. Dist. Water &
Sewer Rev. VRDO	0.180%	3/5/10	7,520	7,520
Escondido CA Community Dev. COP
(Escondido Community Dev.) VRDO	0.250%	3/5/10 LOC	8,600	8,600
Fresno County CA TRAN	2.000%	6/30/10	50,000	50,256
Garden Grove CA Housing Auth. Multifamily
Rev. VRDO	0.210%	3/5/10 LOC	9,100	9,100
Golden State Tobacco Securitization Corp.
California	5.600%	6/1/10 (Prere.)	2,260	2,290
1 Imperial Irrigation Dist. California Electric Rev.
TOB VRDO	0.180%	3/5/10	7,495	7,495
1 Irvine California USD Special Tax TOB VRDO	0.280%	3/5/10 LOC	22,695	22,695
1 Irvine California USD Special Tax TOB VRDO	0.280%	3/5/10 LOC	11,305	11,305
Kern County CA TRAN	2.500%	6/30/10	35,000	35,218
1 Long Beach CA Harbor Rev. TOB VRDO	0.280%	3/5/10	7,570	7,570
1 Long Beach CA Harbor Rev. TOB VRDO	0.350%	3/5/10	8,665	8,665
1 Long Beach CA Harbor Rev. TOB VRDO	0.360%	3/5/10	16,050	16,050
Long Beach CA Water Rev. CP	0.260%	5/10/10	11,000	11,000
Los Angeles CA Community Redev. Agency
Multifamily Housing Rev. (Hollywood & Vine
Apartments) VRDO	0.170%	3/5/10 LOC	25,000	25,000
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.230%	3/5/10	5,530	5,530
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.280%	3/5/10	7,975	7,975
1 Los Angeles CA Dept. of Airports International
Airport Rev. TOB VRDO	0.280%	3/5/10	18,880	18,880
Los Angeles CA Dept. of Airports International
Airport Rev. VRDO	0.200%	3/5/10 LOC	20,000	20,000
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.180%	3/5/10	8,090	8,090
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.180%	3/5/10	7,495	7,495
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.180%	3/5/10	4,440	4,440
1 Los Angeles CA Dept. of Water & Power Rev.
TOB VRDO	0.200%	3/5/10 (4)	14,245	14,245
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.130%	3/1/10	9,900	9,900
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.140%	3/5/10	15,000	15,000
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.160%	3/5/10	86,500	86,500

Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.160%	3/5/10	51,300	51,300
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.160%	3/5/10	32,400	32,400
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.160%	3/5/10	14,400	14,400
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.160%	3/5/10	30,015	30,015
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.170%	3/5/10	18,000	18,000
Los Angeles CA Multifamily Housing Rev.
(Fountain Park) VRDO	0.200%	3/5/10 LOC	25,500	25,500
Los Angeles CA Multifamily Housing Rev.
(Queen Portfolio) VRDO	0.170%	3/5/10 LOC	7,300	7,300
Los Angeles CA Multifamily Housing Rev. (San
Regis) VRDO	0.210%	3/5/10 LOC	23,600	23,600
1 Los Angeles CA TOB VRDO	0.180%	3/5/10	4,020	4,020
Los Angeles CA TRAN	2.500%	4/28/10	18,900	18,961
Los Angeles CA USD GO	1.500%	7/1/10	18,970	19,046
Los Angeles CA USD GO	2.000%	7/1/10	14,835	14,905
1 Los Angeles CA USD GO TOB VRDO	0.180%	3/5/10	6,660	6,660
1 Los Angeles CA USD GO TOB VRDO	0.180%	3/5/10	4,995	4,995
1 Los Angeles CA USD GO TOB VRDO	0.210%	3/5/10 (4)	22,500	22,500
1 Los Angeles CA USD TOB VRDO	0.240%	3/5/10	8,950	8,950
Los Angeles CA USD TRAN	2.000%	8/12/10	25,000	25,154
1 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.160%	3/5/10	24,475	24,475
1 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.180%	3/5/10	7,500	7,500
1 Los Angeles CA Wastewater System Rev. TOB
VRDO	0.210%	3/5/10	25,000	25,000
Los Angeles CA Wastewater System Rev.
VRDO	0.150%	3/5/10 LOC	11,730	11,730
Los Angeles CA Wastewater System Rev.
VRDO	0.160%	3/5/10 LOC	14,440	14,440
Los Angeles CA Wastewater System Rev.
VRDO	0.160%	3/5/10 LOC	8,600	8,600
Los Angeles CA Wastewater System Rev.
VRDO	0.170%	3/5/10 LOC	25,000	25,000
Los Angeles CA Wastewater System Rev.
VRDO	0.190%	3/5/10 LOC	8,645	8,645
Los Angeles County CA Housing Auth.
Multifamily Housing Rev. VRDO	0.250%	3/5/10 LOC	6,120	6,120
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	2.500%	7/1/10	16,015	16,128
Los Angeles Regional Airports Improvement
Corp. Rev. VRDO	0.140%	3/1/10 LOC	30,800	30,800
Manteca CA Redev. Agency Tax Allocation Rev.
VRDO	0.130%	3/1/10 LOC	22,025	22,025
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.180%	3/5/10	8,750	8,750
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.180%	3/5/10	8,995	8,995
1 Metro. Water Dist. of Southern California Rev.
TOB VRDO	0.200%	3/5/10	5,000	5,000
Metro. Water Dist. of Southern California Rev.
VRDO	0.100%	3/1/10	2,300	2,300

Metro. Water Dist. of Southern California Rev.
VRDO	0.160%	3/5/10	36,000	36,000
Metro. Water Dist. of Southern California Rev.
VRDO	0.160%	3/5/10	26,900	26,900
Metro. Water Dist. of Southern California Rev.
VRDO	0.160%	3/5/10	16,600	16,600
Metro. Water Dist. of Southern California Rev.
VRDO	0.160%	3/5/10	14,640	14,640
Mission Viejo CA Community Dev. Financing
Auth. (Mission Viejo Mall Improvement) VRDO	0.150%	3/5/10 LOC	25,800	25,800
1 New Haven CA USD TOB VRDO	0.200%	3/5/10 LOC	11,302	11,302
Newport Beach CA Rev. (Hoag Memorial Hosp.)
VRDO	0.160%	3/5/10	28,795	28,795
1 Oakland CA Redev. Agency Tax Allocation
(Central Dist.) TOB VRDO	0.180%	3/5/10 LOC	13,710	13,710
Oakland-Alameda County CA Coliseum Auth.
Lease Rev. (Oakland Coliseum Project)
VRDO	0.150%	3/5/10 LOC	70,300	70,300
Orange County CA Apartment Dev. Rev. VRDO	0.170%	3/5/10 LOC	8,150	8,150
Orange County CA TRAN	2.000%	6/30/10	80,000	80,423
Orange County CA Water Dist. COP VRDO	0.160%	3/5/10	27,550	27,550
1 Orange County CA Water Dist. Rev. COP TOB
VRDO	0.200%	3/5/10	5,000	5,000
Otay CA Water Dist. (Capital Project) COP
VRDO	0.190%	3/5/10 LOC	8,800	8,800
1 Palomar Pomerado Health System California
GO TOB VRDO	0.160%	3/5/10 (12)	18,500	18,500
1 Piedmont CA USD TOB VRDO	0.200%	3/5/10	6,445	6,445
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.) VRDO	0.130%	3/1/10 LOC	103,515	103,515
1 Port of Oakland CA Rev. TOB VRDO	0.260%	3/5/10 (13)	13,665	13,665
1 Rancho Santiago CA Community College Dist.
TOB VRDO	0.160%	3/5/10 (4)	12,765	12,765
Riverside CA Electric Rev. VRDO	0.180%	3/5/10 LOC	74,200	74,200
Riverside CA Electric Rev. VRDO	0.180%	3/5/10 LOC	6,000	6,000
Riverside County CA Public Fac. Project VRDO	0.180%	3/5/10 LOC	12,000	12,000
Riverside County CA Public Fac. Project VRDO	0.200%	3/5/10 LOC	10,400	10,400
Riverside County CA Transp. Commission Sales
Tax Rev. VRDO	0.190%	3/5/10	5,000	5,000
Riverside County CA Transp. Commission Sales
Tax Rev. VRDO	0.200%	3/5/10	26,000	26,000
Sacramento CA Muni. Util. Dist. Rev. CP	0.250%	5/13/10 LOC	7,000	7,000
1 Sacramento CA Muni. Util. Dist. Rev. TOB
VRDO	0.230%	3/5/10 (4)	13,510	13,510
Sacramento CA Transp. Auth. Sales Tax Rev.
VRDO	0.180%	3/5/10	20,000	20,000
Sacramento CA Transp. Auth. Sales Tax Rev.
VRDO	0.180%	3/5/10	47,300	47,300
Sacramento County CA (Administration Center
& Courthouse) VRDO	0.230%	3/5/10 LOC	33,770	33,770
1 Sacramento County CA Airport Rev. TOB VRDO	0.180%	3/5/10 (Prere.)	13,800	13,800
1 Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	0.200%	3/5/10 LOC	27,575	27,575
1 Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	0.200%	3/5/10 LOC	9,800	9,800
1 Sacramento County CA Sanitation Dist.
Financing Auth. TOB VRDO	0.200%	3/5/10 LOC	5,000	5,000

Sacramento County CA Sanitation Dist.
Financing Auth. VRDO	0.200%	3/5/10 LOC	5,000	5,000
1 San Bernardino CA Community College Dist.
TOB VRDO	0.210%	3/5/10 (4)	7,500	7,500
1 San Bernardino CA Community College Dist.
TOB VRDO	0.210%	3/5/10	38,720	38,720
San Bernardino County CA TRAN	2.000%	6/30/10	50,000	50,265
1 San Diego CA Community College Dist. GO
TOB VRDO	0.180%	3/5/10	3,995	3,995
1 San Diego CA Community College Dist. GO
TOB VRDO	0.200%	3/5/10	5,000	5,000
San Diego CA County & School Dist. TRAN	2.000%	6/30/10	80,000	80,431
San Diego CA Housing Auth. Multifamily
Housing Rev. (Bay Vista Apartments Projects)
VRDO	0.180%	3/5/10 LOC	4,890	4,890
San Diego CA Housing Auth. Multifamily
Housing Rev. (Canyon Rim Apartments)
VRDO	0.170%	3/5/10 LOC	32,440	32,440
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	2.000%	5/15/10	6,810	6,829
San Diego CA Public Fac. Financing Auth.
Water Rev.	2.500%	8/1/10	5,245	5,288
1 San Diego CA Public Fac. Financing Auth.
Water Rev. TOB VRDO	0.200%	3/5/10	7,495	7,495
San Diego CA USD TRAN	2.000%	7/8/10	45,000	45,235
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.200%	3/5/10 (4)	6,840	6,840
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.200%	3/5/10 (4)	9,500	9,500
1 San Diego CA Water Auth. Rev. COP TOB
VRDO	0.210%	3/5/10	20,000	20,000
San Diego County CA Regional Transp. Auth.
Sales Tax Rev. VRDO	0.180%	3/5/10	4,300	4,300
1 San Diego County CA Water Auth. Rev. COP
TOB VRDO	0.160%	3/5/10 (4)	16,900	16,900
1 San Diego County CA Water Auth. Rev. TOB
VRDO	0.210%	3/5/10 (4)	9,800	9,800
1 San Diego County CA Water Auth. Rev. TOB
VRDO	0.210%	3/5/10 (4)	6,100	6,100
1 San Diego County CA Water Auth. Rev. TOB
VRDO	0.210%	3/5/10 (4)	6,500	6,500
1 San Francisco CA Bay Area Rapid Transit Dist.
Rev. TOB VRDO	0.180%	3/5/10	10,000	10,000
1 San Francisco CA Bay Area Rapid Transit Dist.
Sales Tax Rev. TOB VRDO	0.200%	3/5/10	13,595	13,595
San Francisco CA Bay Area Rapid Transit Rev.	6.750%	7/1/10	6,370	6,501
San Francisco CA City & County Finance Corp.
Lease Rev. (Moscone Center Expansion)
VRDO	0.170%	3/5/10 LOC	7,800	7,800
San Francisco CA City & County International
Airport Rev. VRDO	0.200%	3/5/10 LOC	16,000	16,000
San Francisco CA City & County Redev. Agency
Multifamily Rev. VRDO	0.200%	3/5/10 LOC	30,200	30,200
San Joaquin County CA Transp. Auth. Sales
Tax Rev. CP	0.240%	4/6/10 LOC	45,000	45,000
San Jose CA Financing Auth. Lease Rev. CP	0.230%	3/15/10 LOC	40,329	40,329
1 San Jose CA Financing Auth. Lease Rev. TOB
VRDO	0.200%	3/5/10 (13)	25,960	25,960

San Jose CA Financing Auth. Lease Rev. VRDO	0.160%	3/5/10 LOC	16,820	16,820
San Jose CA Financing Auth. Lease Rev. VRDO	0.170%	3/5/10 LOC	29,575	29,575
San Jose CA Multifamily Housing Rev.
(Cinnabar Commons) VRDO	0.170%	3/5/10 LOC	16,700	16,700
San Jose CA Redev. Agency VRDO	0.150%	3/5/10 LOC	10,725	10,725
San Jose CA Redev. Agency VRDO	0.180%	3/5/10 LOC	15,040	15,040
1 San Jose CA Uni. Sch. Dist. Santa Clara Cnty.
TOB VRDO	0.180%	3/5/10	5,000	5,000
1 San Marcos CA Public Fac. Auth. Tax Allocation
TOB VRDO	0.220%	3/5/10 (4)(13)	8,690	8,690
1 San Mateo County CA Community College Dist.
TOB VRDO	0.190%	3/5/10	11,660	11,660
Santa Barbara County CA TRAN	2.500%	6/30/10	25,000	25,179
Santa Clara County CA El Camino Hosp. Dist.
Fac. Auth. Rev. (Valley Medical Center
Project) VRDO	0.200%	3/5/10 LOC	16,050	16,050
Santa Clara County CA El Camino Hosp. Dist.
Fac. Auth. Rev. (Valley Medical Center
Project) VRDO	0.200%	3/5/10 LOC	4,700	4,700
Santa Clara County CA Financing Auth. Lease
Rev. (VMC Facilities Replacement Project)
VRDO	0.180%	3/5/10	15,500	15,500
1 Santa Clara County CA Financing Auth. Lease
Rev. TOB VRDO	0.180%	3/5/10	6,915	6,915
Santa Clara Valley CA Transp. Auth. Sales Tax
Rev. VRDO	0.150%	3/5/10	12,500	12,500
1 Semitropic CA Water Storage Dist. Rev. TOB
VRDO	0.180%	3/5/10	9,590	9,590
1 Sequoia CA USD TOB VRDO	0.200%	3/5/10 (4)	5,860	5,860
1 Sonoma County CA (Jr. College District) TOB
VRDO	0.210%	3/5/10 (4)	3,440	3,440
Sonoma County CA TRAN	1.500%	10/28/10	30,000	30,219
South Placer CA Wastewater Auth. Rev. VRDO	0.160%	3/5/10 LOC	26,530	26,530
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	0.190%	3/5/10 LOC	16,335	16,335
Southern California Home Financing Auth.
Single Family Mortgage Rev. VRDO	0.190%	3/5/10 LOC	33,560	33,560
Southern California Public Power Auth. (Linden
Windenergy Project) RAN	2.000%	10/1/10	42,680	43,072
Southern California Public Power Auth. (Tieten
Hydropower) RAN	2.000%	8/16/10	11,180	11,262
1 Sweetwater CA USD GO TOB VRDO	0.210%	3/5/10 (4)(13)	16,445	16,445
1 Univ. of California Barclays TOB VRDO	0.170%	3/5/10	6,665	6,665
Univ. of California Regents VRDO	0.140%	3/1/10	19,310	19,310
1 Univ. of California Rev. TOB VRDO	0.180%	3/5/10	1,890	1,890
1 Univ. of California Rev. TOB VRDO	0.180%	3/5/10	3,495	3,495
1 Univ. of California Rev. TOB VRDO	0.180%	3/5/10	6,000	6,000
1 Univ. of California Rev. TOB VRDO	0.180%	3/5/10	5,995	5,995
1 Univ. of California Rev. TOB VRDO	0.200%	3/5/10	29,195	29,195
1 Univ. of California Rev. TOB VRDO	0.200%	3/5/10	10,000	10,000
1 Univ. of California Rev. TOB VRDO	0.200%	3/5/10	3,470	3,470
1 Univ. of California Rev. TOB VRDO	0.200%	3/5/10 (4)(13)	15,305	15,305
1 Univ. of California Rev. TOB VRDO	0.210%	3/5/10 (4)	6,470	6,470
1 Univ. of California Rev. TOB VRDO	0.210%	3/5/10 (4)	16,820	16,820
Ventura County CA TRAN	2.500%	7/1/10	32,000	32,227
1 Vista CA USD GO TOB VRDO	0.230%	3/5/10 (4)	9,475	9,475

Whittier CA Insured Health Fac. Rev.
(Presbyterian Hosp.) VRDO	0.160%	3/5/10 LOC	15,600	15,600
				5,266,991
Puerto Rico (0.0%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.220%	3/5/10	1,500	1,500

Total Tax-Exempt Municipal Bonds (Cost $5,268,491)				5,268,491
Other Assets and Liabilities-Net (-2.1%)				(108,744)
Net Assets (100%)				5,159,747

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $1,115,308,000, representing 21.6% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).

California Tax-Exempt Money Market Fund

(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2010, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.9%)
California (99.0%)
ABAG Finance Auth. for Non-Profit Corp.
California (Acacia Creek at Union City Project)
VRDO	0.160%	3/1/10	8,600	8,600
ABAG Finance Auth. for Non-Profit Corp.
California (School of the Mechanical Arts)	5.250%	10/1/26	1,000	1,003
ABAG Finance Auth. for Non-Profit Corp.
California (School of the Mechanical Arts)	5.300%	10/1/32	3,180	3,143
ABAG Finance Auth. for Non-Profit Corp.
California (Valley Christian Schools) VRDO	0.200%	3/5/10 LOC	10,000	10,000
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/17 (14)	5,000	5,057
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/18 (14)	2,000	2,022
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	30,375	7,601
Alameda County CA USD	0.000%	8/1/24 (4)	3,510	1,559
Alameda County CA USD	0.000%	8/1/29 (4)	5,000	1,553
Anaheim CA Public Finance Auth. Distribution
System Rev.	5.000%	10/1/21 (14)	3,390	3,556
1 Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)(3)	4,000	4,111
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	10,000	10,162
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	2,395	2,439
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/34	7,000	7,112
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/39	16,535	16,787
Bay Area Toll Auth. CA Toll Bridge Rev.	5.625%	4/1/44	10,000	10,663
Bay Area Toll Auth. CA Toll Bridge Rev. VRDO	0.160%	3/5/10	7,700	7,700
Cabrillo CA Community College Dist. Rev.	0.000%	5/1/26 (2)	9,000	3,482
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/28 (14)	2,250	762
California County CA Tobacco Securitization
Agency	0.000%	6/1/28	7,500	5,860
California County CA Tobacco Securitization
Agency	0.000%	6/1/36	7,500	5,471
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/25	8,810	9,682
California Educ. Fac. Auth. Rev. (California
Institute of Technology)	5.000%	10/1/39	1,500	1,559
California Educ. Fac. Auth. Rev. (California
Institute of Technology)	5.000%	11/1/39	3,000	3,187
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/19	1,615	1,768
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	5.750%	6/1/25	2,000	1,960
California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/34	3,155	910
California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/35	3,155	858
2 California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/36	3,155	810
2 California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/37	3,155	766
2 California Educ. Fac. Auth. Rev. (Pomona
College)	0.000%	7/1/39	2,805	606

California Educ. Fac. Auth. Rev. (St. Mary's
College of California) VRDO	0.180%	3/5/10 LOC	6,095	6,095
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/26	5,330	6,327
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	4.750%	10/1/37	1,650	1,635
California Educ. Fac. Auth. Rev. (Univ. of
Southern California)	5.250%	10/1/38	3,250	3,460
California Educ. Fac. Auth. Rev. (Univ. of The
Pacific)	5.000%	11/1/25	2,000	2,034
California GO	6.250%	9/1/12 (3)	9,000	9,457
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.000%	10/1/14	1,900	2,111
California GO	5.250%	10/1/14 (3)	1,955	1,960
California GO	5.000%	11/1/14	32,840	36,499
California GO	6.000%	8/1/19 (3)	210	212
California GO	5.000%	11/1/22	1,000	1,026
California GO	5.000%	9/1/25	16,950	16,984
California GO	5.125%	2/1/26	15,325	15,408
California GO	5.000%	6/1/26 (14)	30,000	29,734
California GO	5.000%	9/1/28	11,650	11,188
California GO	5.250%	10/1/29	4,700	4,638
California GO	5.750%	4/1/31	15,000	15,362
California GO	5.000%	6/1/32	35,000	32,302
California GO	6.500%	4/1/33	30,000	32,390
California GO	5.000%	6/1/34	32,500	29,726
California GO	6.000%	11/1/35	10,000	10,340
California GO	5.250%	3/1/38	18,565	17,256
California GO	6.000%	4/1/38	36,840	37,956
California GO	5.250%	8/1/38	10,000	9,290
California GO CP	0.320%	3/2/10	4,200	4,200
California GO CP	0.310%	3/5/10 LOC	2,500	2,500
California GO VRDO	0.140%	3/1/10 LOC	17,900	17,900
California GO VRDO	0.140%	3/1/10 LOC	9,000	9,000
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	7,950	7,425
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/36	2,075	1,799
California Health Fac. Finance Auth. Rev. (Casa
Colina)	6.125%	4/1/32	10,000	9,981
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	4.750%	7/1/19 (14)	765	765
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.625%	7/1/25	5,000	5,219
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/39	5,000	5,225
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	10,000	11,155
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	6,902
California Health Fac. Finance Auth. Rev.
(Children's Hosp. of Orange County)	6.500%	11/1/38	3,000	3,151
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.500%	10/1/33	2,000	2,275
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	5.500%	10/1/39	5,500	5,759
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.750%	7/1/39	5,000	5,160

California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11	5,000	5,144
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	8/15/22	5,000	5,194
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.250%	11/15/46	37,500	35,273
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,030	6,415
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,000	8,662
California Infrastructure & Econ. Dev. Bank Rev.
(Academy Motion Picture) VRDO	0.170%	3/5/10 LOC	12,600	12,600
California Infrastructure & Econ. Dev. Bank Rev.
(Bay Area Toll)	5.000%	1/1/28 (3)(Prere.)	7,500	8,754
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/31 (14)	7,635	7,097
California Infrastructure & Econ. Dev. Bank Rev.
(Contemporary Jewish Museum) VRDO	0.150%	3/1/10 LOC	2,500	2,500
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/18	3,905	4,007
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/20	1,500	1,526
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.250%	10/1/34	20,040	19,237
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.500%	8/1/31	7,610	7,629
California Infrastructure & Econ. Dev. Bank Rev.
(Kaiser Hosp. Assn.)	5.550%	8/1/31	5,500	5,553
California Infrastructure & Econ. Dev. Bank Rev.
(Pacific Gas & Electric) VRDO	0.100%	3/1/10 LOC	2,600	2,600
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/13 (2)	30,000	33,799
California Infrastructure & Econ. Dev. Bank Rev.
(YMCA of Metro. LA)	5.250%	2/1/26 (2)	4,750	4,775
California PCR Financing Auth. COP	5.500%	2/1/39	11,000	9,636
California Public Works Board Lease Rev.	5.000%	11/1/17	5,000	5,254
California Public Works Board Lease Rev.	6.250%	11/1/24	5,000	5,390
California Public Works Board Lease Rev.
(California Community College)	5.000%	3/1/27 (14)	6,220	5,827
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/15 (2)	4,000	4,319
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/17	6,000	6,294
California Public Works Board Lease Rev.
(Dept. of Corrections)	6.500%	9/1/17 (2)	30,000	33,392
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/17 (14)	13,835	14,287
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/19 (14)	15,230	15,413
California Public Works Board Lease Rev.
(Dept. of Forestry & Fire Services)	5.000%	11/1/32	13,850	12,238
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/25	6,000	6,294
California Public Works Board Lease Rev.
(Dept. of General Services)	6.250%	4/1/34	6,975	7,125
California Public Works Board Lease Rev.
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	8,384
California Public Works Board Lease Rev. (Univ.
of California)	5.250%	11/1/27 (14)	9,045	9,432

California Public Works Board Lease Rev. (Univ.
of California)	5.000%	5/1/30	17,000	17,107
California RAN	3.000%	5/25/10	25,000	25,144
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	13,000	14,549
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	30,000	32,907
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.110%	3/1/10 LOC	5,450	5,450
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.140%	3/1/10 LOC	4,800	4,800
California State Econ. Recovery Bonds	5.250%	7/1/13	7,750	8,676
California State Econ. Recovery Bonds	5.000%	7/1/17 (14)	25,000	26,174
1 California State Econ. Recovery Bonds	5.000%	7/1/19	7,290	8,124
California State Econ. Recovery Bonds	5.000%	7/1/20	7,855	8,646
California State Econ. Recovery Bonds	5.250%	7/1/21	15,985	17,734
California State Econ. Recovery Bonds	5.000%	7/1/22	5,000	5,288
California State Econ. Recovery Bonds PUT	5.000%	7/1/11 (Prere.)	32,000	34,021
California State Univ. Rev. Systemwide	5.250%	11/1/19 (4)	5,000	5,535
California State Univ. Rev. Systemwide	5.250%	11/1/20 (4)	4,745	5,239
California State Univ. Rev. Systemwide	5.000%	11/1/21 (2)	17,215	18,302
California State Univ. Rev. Systemwide	5.750%	11/1/27	4,500	4,912
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	9,000	9,686
California Statewide Communities Dev. Auth.
Rev. (Adventist Health)	5.000%	3/1/35	14,500	13,447
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/30	5,000	4,551
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/35	5,250	4,568
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.000%	7/1/39	5,000	4,135
California Statewide Communities Dev. Auth.
Rev. (Henry Mayo Newhall Memorial Hosp.)	5.000%	10/1/18	5,875	5,887
California Statewide Communities Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.000%	5/15/38	18,000	15,874
California Statewide Communities Dev. Auth.
Rev. (John Muir Health Services)	5.000%	8/15/34	7,390	7,010
California Statewide Communities Dev. Auth.
Rev. (John Muir Health Services) VRDO	0.100%	3/1/10 LOC	6,300	6,300
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.500%	11/1/32	18,250	18,343
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.250%	3/1/45	24,000	22,929
California Statewide Communities Dev. Auth.
Rev. (Los Angeles County Museum) VRDO	0.170%	3/5/10 LOC	8,645	8,645
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp.
Foundation)	5.750%	6/1/30 (2)	6,680	6,508
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/23	8,500	8,844
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	4.875%	11/15/36	7,230	5,978
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	7.250%	11/15/41	3,000	3,189
California Statewide Communities Dev. Auth.
Rev. (Sutter Health)	5.500%	8/15/34	10,885	10,885

3 California Statewide Communities Dev. Auth.
Rev. (Sutter Health) TOB VRDO	0.200%	3/5/10	11,050	11,050
Chabot-Las Positas CA Community College
Dist.	5.000%	8/1/29 (2)	12,605	12,974
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.000%	8/1/16 (2)	5,500	5,524
Clovis CA USD GO	0.000%	8/1/13 (14)	4,935	4,577
Clovis CA USD GO	0.000%	8/1/15 (14)	2,770	2,333
Clovis CA USD GO	0.000%	8/1/16 (14)	2,865	2,273
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/32 (14)	15,765	16,446
East Bay CA Muni. Util. Dist. Water System Rev.	5.000%	6/1/36	10,000	10,432
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/25	2,000	2,247
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/27	4,070	4,498
Eastern California Muni. Water. Dist. Water &
Sewer Rev.	6.750%	7/1/12 (14)	6,580	7,008
Escondido CA Union High School Dist.	0.000%	11/1/20 (14)	4,000	2,236
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/29 (2)	9,450	8,759
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/32 (2)	12,825	11,676
Fontana CA USD	5.250%	8/1/27 (4)	6,700	7,151
Fontana CA USD	5.250%	8/1/31 (4)	6,115	6,216
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/17 (14)	3,000	2,285
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/22 (14)	3,850	2,171
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/23 (14)	3,590	1,883
Foothill-De Anza CA Community College Dist.
GO	0.000%	8/1/25 (14)	2,390	1,110
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.875%	1/15/26	10,000	9,812
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/29 (ETM)	7,460	3,285
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/33	10,000	2,026
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/15/34	10,000	1,889
Fresno CA Airport Rev.	5.500%	7/1/30 (4)	1,500	1,509
Fullerton Univ. California Rev.	5.700%	7/1/20 (14)	2,165	2,219
Galivan CA Joint Community College Dist.	5.500%	8/1/28 (2)	3,405	3,560
Glendora CA USD GO	0.000%	8/1/37 (12)	5,900	1,004
Glendora CA USD GO	0.000%	8/1/38 (12)	5,900	936
Glendora CA USD GO	0.000%	8/1/39 (12)	5,175	768
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (10)(Prere.)	4,000	4,552
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	39,960	44,450
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	10,395	9,549
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/30 (2)	20,000	18,106
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	8,525	6,540
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	20,000	12,705
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	10,000	6,690

Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	16,350	11,997
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	1,550	1,765
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	1,735	1,975
Hartnell CA Community College Dist. GO	5.000%	8/1/13 (14)(Prere.)	2,370	2,698
Irvine CA Ranch Water Dist. Rev. VRDO	0.110%	3/1/10 LOC	3,800	3,800
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/30 (2)	14,575	12,852
Kern CA High School Dist. GO	6.400%	8/1/14 (14)(ETM)	1,490	1,830
Kern CA High School Dist. GO	6.400%	8/1/15 (14)(ETM)	1,645	2,057
Kern CA High School Dist. GO	6.400%	8/1/16 (14)(ETM)	1,815	2,289
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,104
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,570	1,745
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,775	1,973
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	2,000	2,223
La Mesa-Spring Valley CA School Dist. GO	5.375%	8/1/12 (3)(Prere.)	1,890	2,101
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/20	6,155	5,873
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/21	2,500	2,351
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/13 (2)	3,680	3,829
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/18 (2)	4,675	4,741
Long Beach CA Finance Auth. Lease Rev.
(Temple & Willis Fac.)	5.500%	10/1/18 (14)	5,030	5,089
Long Beach CA Finance Auth. Natural Gas
Purchase Rev.	5.500%	11/15/37	5,500	5,288
Long Beach CA Finance Auth. Rev.	1.618%	11/15/27	21,130	15,346
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/26 (2)	7,570	7,473
Long Beach CA Finance Auth. Tax Rev.	5.500%	8/1/31 (2)	4,015	3,761
Long Beach CA Harbor Rev.	5.000%	5/15/17 (14)	3,655	4,064
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	3,980	4,442
Los Angeles CA Community College Dist. GO	5.000%	8/1/32 (14)	4,840	4,876
Los Angeles CA Community College Dist. GO	5.000%	8/1/33	10,000	10,054
Los Angeles CA Community College Dist. GO	6.000%	8/1/33	5,000	5,555
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/17 (14)	6,800	7,266
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25 (4)	20,000	21,086
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/25	4,070	4,451
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29 (2)	10,000	10,494
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/30 (2)	16,000	16,708
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/32 (2)	5,000	5,164
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/32	7,000	7,492
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/36 (14)	2,000	2,016
Los Angeles CA Dept. of Water & Power Rev.	5.250%	7/1/38	1,890	2,009
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/39 (2)	8,875	9,044
Los Angeles CA Harbor Dept. Rev.	5.250%	8/1/39	4,000	4,129
Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	10,000	11,352
Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,583
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,684
Los Angeles CA USD GO	5.500%	7/1/17 (3)	5,000	5,835
Los Angeles CA USD GO	5.000%	7/1/20 (3)	6,655	7,158
Los Angeles CA USD GO	5.000%	7/1/24 (2)	9,745	10,247
Los Angeles CA USD GO	5.000%	7/1/24 (2)	7,500	7,886
Los Angeles CA USD GO	5.250%	7/1/24	6,275	6,846
Los Angeles CA USD GO	5.250%	7/1/25	5,000	5,406
Los Angeles CA USD GO	5.000%	7/1/30 (3)	7,500	7,634
Los Angeles CA USD GO	5.000%	7/1/30 (2)	10,875	11,053
Los Angeles CA USD GO	5.000%	7/1/32 (4)	8,000	8,068
Los Angeles CA USD GO	5.000%	1/1/34	5,000	5,015

1 Los Angeles CA USD GO	5.250%	7/1/34	10,000	10,355
Los Angeles County CA Public Works Financing
Auth. Rev.	5.500%	10/1/18 (4)	2,315	2,646
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/23 (14)	4,000	4,078
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/24 (14)	4,000	4,058
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/25 (14)	2,165	2,186
Los Angeles County CA Sanitation Dist.
Financing Auth Rev.	4.500%	10/1/42 (2)	15,000	12,797
Los Angeles County CA Schools COP	0.000%	8/1/14 (2)(ETM)	1,000	846
Los Angeles County CA Schools COP	0.000%	8/1/20 (2)	2,095	1,142
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	7,000	7,836
M-S-R California Energy Auth. Rev.	6.500%	11/1/39	7,000	7,401
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.125%	7/1/13 (2)	6,585	6,978
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (14)(ETM)	29,155	35,780
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/25	3,410	3,726
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/28	4,235	4,502
Metro. Water Dist. of Southern California Rev.	5.000%	7/1/31	6,000	6,306
Modesto CA High School Dist. GO	0.000%	8/1/15 (14)	5,000	4,145
Modesto CA High School Dist. GO	0.000%	8/1/17 (14)	3,000	2,158
Modesto CA High School Dist. GO	0.000%	8/1/18 (14)	3,225	2,138
Modesto CA Irrigation Dist. COP	5.500%	7/1/35	3,000	3,149
Modesto CA Irrigation Dist. COP	5.000%	10/1/36 (2)	4,795	4,637
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/11 (2)(ETM)	3,060	3,248
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)	6.500%	10/1/22 (2)(ETM)	9,750	12,130
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/16 (4)	1,010	1,056
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/17 (4)	1,060	1,101
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/18 (4)	1,115	1,151
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/19 (4)	1,120	1,152
Monterey Park CA Redev. Agency Tax
Allocation	5.000%	9/1/20 (4)	1,180	1,208
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,010	3,542
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,170	3,731
Mount San Antonio California Community
College Dist.	5.250%	8/1/14 (14)(Prere.)	3,335	3,925
Napa Valley CA USD Election GO	4.500%	8/1/42 (4)	10,290	9,437
New Haven CA USD GO	12.000%	8/1/16 (4)	2,480	3,880
New Haven CA USD GO	12.000%	8/1/17 (4)	1,500	2,425
Newark CA USD GO	0.000%	8/1/11 (4)	1,670	1,644
Newark CA USD GO	0.000%	8/1/12 (4)	1,820	1,755
Newark CA USD GO	0.000%	8/1/13 (4)	2,050	1,901
North Orange County CA Community College
Dist. GO	5.375%	8/1/12 (14)(Prere.)	5,080	5,675
Northern California Gas Auth. No. 1 Rev.	0.618%	7/1/13	14,000	12,740
Northern California Gas Auth. No. 1 Rev.	0.768%	7/1/17	17,000	14,671

Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/11	2,000	2,099
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/12	2,935	3,164
Northern California Power Agency (Hydroelectric
Project)	6.300%	7/1/18 (14)	10,000	11,533
Northern California Power Agency (Hydroelectric
Project)	7.500%	7/1/21 (2)(Prere.)	1,810	2,466
Northern California Power Agency (Hydroelectric
Project)	5.000%	7/1/28 (14)	11,140	11,100
1 Northern California Power Agency Rev.	5.000%	7/1/18	3,500	3,854
Oakland CA Redev. Agency (Central Dist.)	5.500%	2/1/14 (2)	3,745	3,821
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	2,380	2,690
Oakland CA Redev. Agency Tax Allocation
(Coliseum Area)	5.250%	3/1/13 (Prere.)	3,730	4,215
Oceanside CA Community Dev. Comm.
Multifamily Rental Housing Rev. PUT	4.450%	4/1/11	4,260	4,273
Oceanside CA USD GO	0.000%	8/1/25 (12)	6,865	2,850
Orange County CA Water Dist. Rev.	5.000%	8/15/41	6,855	6,917
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,421
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,567
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,727
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,858
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.700%	9/2/18	890	911
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.700%	9/2/19	895	916
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.750%	9/2/20	890	910
Palo Alto CA Improvement Rev. (Univ. Avenue
Area Parking)	5.750%	9/2/26	4,460	4,504
Palomar Pomerado Health System California
GO	4.500%	8/1/32 (14)	12,500	11,520
Palomar Pomerado Health System California
Rev.	5.375%	11/1/11 (14)	3,865	3,879
Palomar Pomerado Health System California
Rev.	5.375%	11/1/13 (14)	6,730	6,750
Peralta CA Community College Dist. Rev.	5.000%	8/1/39	5,000	4,932
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	5.700%	8/1/13 (4)(Prere.)	7,000	8,270
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/19 (2)	1,150	670
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/21 (2)	2,575	1,303
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/22 (2)	3,755	1,785
Pittsburg CA Redev. Agency Tax Allocation (Los
Medanos Community Dev.)	0.000%	8/1/24 (2)	1,000	408
Pomona CA USD GO	5.600%	8/1/14 (14)(ETM)	1,585	1,892
Pomona CA USD GO	5.600%	8/1/15 (14)(ETM)	2,000	2,418
Pomona CA USD GO	5.600%	8/1/16 (14)(ETM)	1,000	1,214
Pomona CA USD GO	7.500%	8/1/17 (14)(ETM)	2,540	3,417
Port of Oakland CA Rev.	5.000%	11/1/16 (14)	8,160	8,978
Port of Oakland CA Rev.	5.000%	11/1/17 (14)	5,000	5,499
Port of Oakland CA Rev.	5.000%	11/1/18 (14)	12,000	13,063
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.625%	7/1/14 (Prere.)	12,000	14,248

Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/47	15,900	13,928
Rancho Mirage CA Redev. Agency Tax
Allocation	5.125%	4/1/21 (14)	2,650	2,672
Rancho Mirage CA Redev. Agency Tax
Allocation	5.250%	4/1/26 (14)	2,905	2,899
Rancho Mirage CA Redev. Agency Tax
Allocation	5.250%	4/1/33 (14)	3,000	2,784
Rio Hondo CA Community College	5.000%	8/1/30	6,655	6,872
Riverside CA USD GO	5.250%	8/1/38 (12)	10,000	10,170
Riverside CA USD Special Tax (Community
Fac. Dist. 7 - Victoria Grove)	5.000%	9/1/31 (2)	7,295	6,624
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/13 (14)	5,000	4,471
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/14 (14)	2,000	1,706
Riverside County CA Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp.)	0.000%	6/1/15 (14)	2,000	1,607
Sacramento CA Financing Auth. Lease Rev.	5.375%	11/1/14 (2)	8,330	8,885
Sacramento CA Financing Auth. Lease Rev.	5.400%	11/1/20 (2)	6,785	7,240
Sacramento CA Muni. Util. Dist. Rev.	5.900%	7/1/20 (2)	15,850	18,708
Sacramento County CA Airport Rev.	5.250%	7/1/12 (4)(Prere.)	2,305	2,548
Sacramento County CA Public Fac. Finance
Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (14)(ETM)	1,315	1,333
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/26 (14)	5,000	5,255
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/27 (14)	7,470	7,800
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/30 (14)	5,650	5,805
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/21 (14)	2,000	2,085
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/27 (14)	5,000	5,027
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/28 (14)	5,040	5,046
San Bernardino CA Multifamily Housing Rev.
(Alta Park Mountain Vista Apartments)	4.450%	5/1/10 (Prere.)	7,000	7,053
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	17,915	19,281
San Diego CA Community College Dist. GO	5.250%	8/1/33	2,500	2,577
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/34	6,000	6,267
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/39	2,000	2,065
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.750%	8/1/35	2,500	2,714
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.500%	8/1/39	5,000	5,290
San Diego CA USD GO	0.000%	7/1/15 (14)	2,770	2,377
San Diego CA USD GO	5.500%	7/1/24 (14)	10,000	11,866
San Diego CA USD GO	5.500%	7/1/24 (4)	14,015	15,914
San Diego CA USD GO	5.500%	7/1/25 (14)	9,000	10,628
San Diego CA Water Auth. Rev. COP	5.000%	5/1/26 (4)	7,275	7,736
San Diego County CA COP	5.250%	10/1/21	1,485	1,504
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,024
San Diego County CA COP	5.250%	10/1/28	2,745	2,750
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,354
San Diego County CA COP	5.375%	10/1/41	8,545	8,398

San Francisco CA Bay Area Rapid Transit Rev.	5.000%	8/1/35	10,000	10,467
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,305	4,729
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,770	5,240
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	5,020	5,514
San Francisco CA City & County Public Util.
Comm. Rev.	4.750%	11/1/36 (4)	9,000	8,892
San Francisco CA City & County Redev.
Financing Auth. Tax Allocation (Mission Bay
North)	6.500%	8/1/39	2,000	2,102
San Francisco CA City & County USD	5.250%	6/15/24	4,000	4,415
San Joaquin County CA Transp. Auth. Rev.
Notes	5.000%	4/1/11	20,330	21,159
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/24 (14)	15,000	4,856
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/25 (14)	18,250	5,331
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/30 (14)	7,000	1,337
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/31 (14)	11,950	2,100
San Jose CA Airport Rev.	5.000%	3/1/33 (2)	13,000	12,402
San Jose CA Redev. Agency	6.000%	8/1/11 (14)(ETM)	2,915	3,147
San Jose CA Redev. Agency	6.000%	8/1/11 (14)	5,930	6,242
San Jose CA Redev. Agency	5.000%	8/1/26 (14)	10,935	10,531
San Juan CA USD GO	0.000%	8/1/13 (4)	2,220	2,059
San Juan CA USD GO	0.000%	8/1/14 (4)	2,610	2,324
San Juan CA USD GO	0.000%	8/1/16 (4)	2,000	1,587
San Juan CA USD GO	0.000%	8/1/18 (4)	1,785	1,237
San Juan CA USD GO	0.000%	8/1/19 (4)	2,210	1,441
San Juan CA USD GO	0.000%	8/1/20 (4)	4,930	2,857
San Juan CA USD GO	0.000%	8/1/23 (4)	4,540	2,159
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	1,000	1,072
San Mateo CA Redev. Auth. Tax Allocation	5.400%	8/1/11 (Prere.)	2,575	2,759
San Mateo CA Redev. Auth. Tax Allocation	5.500%	8/1/11 (Prere.)	2,635	2,827
San Mateo County CA Community College Dist.
GO	5.000%	9/1/31	5,000	5,086
San Mateo County CA Finance Auth. Rev.	6.500%	7/1/13 (14)	12,000	13,058
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.000%	7/1/21 (14)	3,500	3,754
San Ramon Valley CA USD GO	0.000%	7/1/10 (14)	7,050	7,026
San Ramon Valley CA USD GO	0.000%	7/1/12 (14)	6,645	6,370
San Ramon Valley CA USD GO	0.000%	7/1/13 (14)	3,680	3,474
San Ramon Valley CA USD GO	0.000%	7/1/14 (14)	8,290	7,403
San Ramon Valley CA USD GO	0.000%	7/1/15 (14)	2,005	1,705
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/16 (14)	5,345	6,064
Santa Ana CA Finance Auth. Rev.	6.250%	7/1/17 (14)	2,000	2,262
Santa Clara CA Electric Rev.	5.000%	7/1/21 (14)	4,895	5,056
Santa Clara CA Redev. Agency (Bayshore
North)	7.000%	7/1/10 (2)	1,595	1,626
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/10 (2)(Prere.)	5,050	5,147
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/10 (2)(Prere.)	5,325	5,422
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/10 (2)(Prere.)	5,620	5,716

Santa Clara County CA Financing Auth. Lease
Rev.	5.250%	5/15/36	5,000	5,185
Santa Rosa CA Waste Water Rev.	6.000%	7/2/15 (2)	7,000	7,766
Santa Rosa CA Waste Water Rev.	6.000%	9/1/15 (4)	5,580	6,176
Solano County CA COP	5.250%	11/1/12 (14)(Prere.)	3,770	4,210
Solano County CA COP	5.250%	11/1/12 (14)(Prere.)	3,785	4,227
South San Francisco CA Redev. Agency Tax
Allocation	5.000%	9/1/35 (14)	8,610	7,533
Southern California Public Power Auth. (Natural
Gas Project) Rev.	5.000%	11/1/17	1,865	1,926
Southern California Public Power Auth. (Natural
Gas Project) Rev.	5.000%	11/1/33	5,400	5,110
Southern California Public Power Auth. Rev.
(Milford Wind Corridor)	5.000%	7/1/30	5,000	5,113
Southern California Public Power Auth. Rev.
(Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,429
Tobacco Securitization Auth. Rev. (Northern
California Tobacco Settlement)	5.375%	6/1/38	2,000	1,575
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25	7,190	6,582
Ukiah CA Electric Rev.	6.250%	6/1/18 (14)	5,555	6,020
Union CA Elementary School Dist. GO	0.000%	9/1/15 (14)	3,860	3,259
Union CA Elementary School Dist. GO	0.000%	9/1/16 (14)	1,500	1,194
Union CA Elementary School Dist. GO	0.000%	9/1/17 (14)	2,295	1,719
Union CA Elementary School Dist. GO	0.000%	9/1/18 (14)	1,630	1,134
Union CA Elementary School Dist. GO	0.000%	9/1/19 (14)	1,750	1,146
Union CA Elementary School Dist. GO	0.000%	9/1/20 (14)	2,300	1,420
Union CA Elementary School Dist. GO	0.000%	9/1/21 (14)	2,000	1,165
Univ. of California Rev.	5.750%	5/15/25	7,000	8,115
Univ. of California Rev.	4.750%	5/15/33	12,425	12,545
Univ. of California Rev.	5.000%	5/15/33 (2)	30,790	31,365
Univ. of California Rev.	5.000%	5/15/34	3,220	3,350
Univ. of California Rev.	5.000%	5/15/40	1,905	1,966
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/18 (4)	3,695	3,773
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/19 (4)	3,000	3,061
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	4,648	4,786
Ventura County CA Community College Dist.
GO	5.500%	8/1/33	8,000	8,390
Walnut Valley CA USD	6.000%	8/1/12 (2)(ETM)	1,790	2,017
Walnut Valley CA USD	6.000%	8/1/13 (2)(ETM)	1,980	2,321
Walnut Valley CA USD	6.000%	8/1/14 (2)(ETM)	2,205	2,671
Walnut Valley CA USD	6.000%	8/1/15 (2)(ETM)	2,470	3,038
Walnut Valley CA USD	6.000%	8/1/16 (2)(ETM)	2,690	3,329
Washington Township CA Health Care Dist.
Rev.	5.000%	7/1/32	3,000	2,681
Washington Township CA Health Care Dist.
Rev.	5.000%	7/1/37	3,500	3,053
Yuba City CA USD	0.000%	9/1/15 (14)	1,870	1,522
Yuba City CA USD	0.000%	9/1/17 (14)	2,060	1,435
Yuba City CA USD	0.000%	9/1/19 (14)	2,270	1,369
				2,857,677
Puerto Rico (0.9%)
Puerto Rico Highway & Transp. Auth. Rev.	5.250%	7/1/10	5,000	5,064

Puerto Rico Muni. Finance Agency	5.250%	7/1/19 (11)	2,250	2,344
Puerto Rico Muni. Finance Agency	5.250%	7/1/20 (11)	1,300	1,345
Puerto Rico Muni. Finance Agency	5.250%	8/1/20 (11)	2,255	2,334
Puerto Rico Public Buildings Auth. Govt. Fac.
Rev.	5.250%	7/1/14 (Prere.)	75	87
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	16,000	16,541
				27,715
Total Tax-Exempt Municipal Bonds (99.9%) (Cost $2,862,269)				2,885,392
Other Assets and Liabilities-Net (0.1%)				2,209
Net Assets (100%)				2,887,601

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2010.
2 Securities with a value of $1,936,000 have been segregated as initial margin for open futures contracts.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the value of this security represented 0.4% of net assets.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).

California Long-Term Tax-Exempt Fund

(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(111)	(13,063)	(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

California Long-Term Tax-Exempt Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,885,392	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	(4)	2,885,392	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2010, the cost of investment securities for tax purposes was $2,871,211,000. Net unrealized appreciation of investment securities for tax purposes was $14,181,000, consisting of unrealized gains of $95,679,000 on securities that had risen in value since their purchase and $81,498,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2010

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
California (98.5%)
ABAG Finance Auth. for Non-Profit Corp.
California (899 Charleston Project) VRDO	0.170%	3/1/10 LOC	5,480	5,480
ABAG Finance Auth. for Non-Profit Corp.
California (Acacia Creek at Union City Project)
VRDO	0.160%	3/1/10	60,725	60,725
ABAG Finance Auth. for Non-Profit Corp.
California (Valley Christian Schools) VRDO	0.200%	3/5/10 LOC	10,000	10,000
Alameda CA Corridor Transp. Auth. Rev.	5.125%	10/1/14 (14)	10,150	10,275
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/20 (2)	12,250	6,609
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/29 (2)	30,000	8,153
Alameda CA Corridor Transp. Auth. Rev.	0.000%	10/1/30 (2)	8,000	2,002
Alameda County CA (Medical Center) COP	5.250%	6/1/12 (14)(ETM)	1,595	1,654
Alameda County CA (Medical Center) COP	5.250%	6/1/13 (14)(ETM)	1,785	1,851
Alameda County CA (Medical Center) COP	5.375%	6/1/14 (14)(ETM)	1,880	1,952
Alameda County CA (Medical Center) COP	5.375%	6/1/15 (14)(ETM)	3,960	4,111
Alameda County CA COP	5.375%	12/1/10 (14)	2,000	2,054
Alameda County CA COP	5.375%	12/1/12 (14)	11,000	11,654
Alameda County CA COP	5.375%	12/1/13 (14)	13,930	14,672
Alameda County CA COP	5.375%	12/1/14 (14)	4,790	5,022
Alameda County CA COP	5.375%	12/1/15 (14)	1,500	1,564
Alvord CA USD GO	5.900%	2/1/24 (4)	3,865	4,301
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/20 (14)	4,210	4,624
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/21 (14)	4,425	4,829
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/22 (14)	4,660	5,052
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/24 (14)	5,175	5,540
Anaheim CA Public Finance Auth. Electric
System Rev.	5.000%	10/1/25 (14)	5,450	5,794
Anaheim CA Union High School Dist. GO	5.375%	8/1/12 (4)(Prere.)	1,250	1,390
Antioch CA Public Finance Auth. Reassessment
Rev.	5.000%	9/2/13 (2)	8,705	8,721
Bakersfield CA WasteWater Rev.	5.000%	9/15/24 (4)	7,600	8,064
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (2)	32,610	32,796
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (14)	50,000	50,474
Bay Area CA Infrastructure Financing Auth. Rev.	5.000%	8/1/17 (10)	5,000	5,108
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/17	9,500	10,928
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/18	5,665	6,360
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/23	11,625	12,392
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/25	3,000	3,156
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/26	10,000	10,459
Bay Area Toll Auth. CA Toll Bridge Rev.	5.250%	4/1/29	11,080	11,720
Bay Area Toll Auth. CA Toll Bridge Rev.	5.000%	4/1/31	5,000	5,081
Bay Area Toll Auth. CA Toll Bridge Rev. (San
Francisco Bay Area) VRDO	0.150%	3/5/10	17,000	17,000
Burbank CA Public Finance Auth.	5.250%	12/1/12 (2)	3,540	3,802
Burbank CA Public Finance Auth.	5.250%	12/1/13 (2)	4,615	5,014

Cabrillo CA Community College Dist. Rev.	0.000%	8/1/11 (14)	2,465	2,414
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/12 (14)	2,525	2,410
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/13 (14)	2,590	2,392
Cabrillo CA Community College Dist. Rev.	0.000%	8/1/14 (14)	2,655	2,364
Cabrillo CA Community College Dist. Rev.	5.000%	8/1/27 (14)	8,710	9,082
California County CA Tobacco Securitization
Agency	0.000%	6/1/21	15,000	12,893
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/12 (14)	3,550	3,964
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/12 (3)(ETM)	90	100
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/24	5,000	5,508
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/26	8,465	9,211
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/26 (14)	3,535	3,723
California Dept. of Water Resources Water
System Rev. (Central Valley)	5.000%	12/1/27	8,300	9,049
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/14	360	391
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/15	380	416
California Educ. Fac. Auth. Rev. (College of Arts
& Crafts)	6.875%	6/1/16	400	439
California Educ. Fac. Auth. Rev. (Stanford Univ.)	5.000%	3/15/26	20,000	23,742
1 California Educ. Fac. Auth. Rev. (Stanford Univ.)
TOB VRDO	0.200%	3/5/10	8,910	8,910
California GO	5.750%	2/1/11 (14)	6,500	6,791
California GO	5.000%	2/1/12 (Prere.)	9,400	10,193
California GO	5.000%	4/1/12	2,000	2,140
California GO	5.000%	6/1/12	16,280	17,478
California GO	5.000%	3/1/13	20,640	22,467
California GO	5.000%	3/1/14	5,000	5,532
California GO	5.000%	10/1/14	2,000	2,222
California GO	5.000%	11/1/14	1,390	1,545
California GO	5.000%	3/1/15	1,000	1,108
California GO	5.375%	4/1/15	125	132
California GO	5.000%	12/1/15	1,470	1,590
California GO	5.000%	4/1/17	4,520	4,935
California GO	5.000%	4/1/17	11,000	12,009
California GO	5.250%	2/1/18 (14)	8,000	8,773
California GO	6.000%	2/1/18 (2)	6,240	7,124
California GO	5.000%	4/1/18	10,000	10,788
California GO	5.500%	4/1/18	30,000	33,377
California GO	5.000%	10/1/18	20,000	21,514
California GO	5.500%	4/1/19	10,000	10,958
California GO	5.000%	5/1/19	10,000	10,362
California GO	5.000%	8/1/19	30,000	31,120
California GO	5.000%	10/1/19 (14)	14,800	15,449
California GO	5.000%	3/1/20	55,385	57,074
California GO	5.000%	8/1/20	10,000	10,395
California GO	5.000%	6/1/22	12,000	12,221
California GO	5.000%	9/1/23	12,120	12,308
California GO	5.000%	10/1/23	12,500	12,696
California GO	5.000%	12/1/23	2,500	2,545
California GO	5.000%	8/1/24 (4)	37,225	37,900
California GO	5.000%	8/1/24	10,000	10,097

California GO	5.000%	10/1/24	16,940	17,091
California GO	5.000%	11/1/24	10,000	10,099
California GO	5.000%	8/1/25	10,000	10,023
California GO	5.000%	12/1/25	21,015	21,045
California GO	5.000%	3/1/26	5,000	4,957
California GO	5.000%	4/1/26	37,480	37,151
California GO	5.000%	4/1/27	24,285	23,657
California GO	5.750%	4/1/27	31,455	32,625
California GO	5.000%	3/1/28	10,855	10,431
California GO	5.750%	4/1/28	30,000	31,270
California GO	5.000%	6/1/28	10,005	9,611
California GO	5.750%	4/1/31	41,000	41,989
California GO	6.500%	4/1/33	20,000	21,593
California GO CP	0.320%	3/2/10	5,933	5,933
California GO CP	0.310%	3/5/10 LOC	5,000	5,000
California GO VRDO	0.180%	3/5/10 LOC	7,800	7,800
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/16	2,170	2,252
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/19	1,025	1,044
California Health Fac. Finance Auth. Rev.
(Adventist Health System)	5.000%	3/1/33	2,000	1,868
California Health Fac. Finance Auth. Rev.
(California-Nevada Methodist)	5.000%	7/1/26	1,740	1,650
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/10 (14)	2,080	2,086
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/11 (14)	2,675	2,683
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/12 (14)	2,465	2,471
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.000%	7/1/19	1,000	1,049
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.500%	7/1/25	5,000	5,158
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	5.625%	7/1/25	19,820	20,690
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)	6.000%	7/1/29	3,000	3,169
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/2/12	8,000	8,546
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,840
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	43,503
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,450
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,175
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	4,956
California Health Fac. Finance Auth. Rev.
(Children's Hosp. of Orange County)	6.250%	11/1/29	5,000	5,267
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/10 (4)(ETM)	5,310	5,379
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	6/1/11 (4)(ETM)	7,250	7,343
California Health Fac. Finance Auth. Rev.
(Kaiser Permanente)	5.250%	10/1/16 (ETM)	5,000	5,049

California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/14 (2)	2,280	2,477
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/15 (2)	2,245	2,400
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/16 (2)	2,515	2,659
California Health Fac. Finance Auth. Rev.
(Lucile Salter Packard Hosp.)	5.000%	8/15/17 (2)	2,630	2,755
California Health Fac. Finance Auth. Rev.
(Memorial Health Services) VRDO	0.200%	3/5/10	3,025	3,025
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)	5.500%	7/1/10 (14)	3,570	3,578
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/24	3,000	3,452
California Health Fac. Finance Auth. Rev.
(Providence Health & Services)	6.250%	10/1/28	4,000	4,540
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/17	2,515	2,777
California Health Fac. Finance Auth. Rev.
(Scripps Health)	5.000%	10/1/18	3,000	3,287
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System)	5.500%	7/1/29	10,000	10,369
California Health Fac. Finance Auth. Rev. (St.
Joseph Health System) PUT	5.000%	10/16/14	15,000	16,516
1 California Health Fac. Finance Auth. Rev. (St.
Joseph Health System) TOB VRDO	0.200%	3/5/10	15,000	15,000
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/14	2,715	2,947
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/15	3,000	3,202
California Health Fac. Finance Auth. Rev.
(Stanford Hosp.)	5.000%	11/15/16	6,275	6,618
California Health Fac. Finance Auth. Rev.
(Stanford Hospital) PUT	3.450%	6/15/11	10,000	10,289
California Health Fac. Finance Auth. Rev.
(Sutter Health)	5.500%	8/15/12 (4)	5,410	5,427
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/12	6,000	6,384
California Infrastructure & Econ. Dev. Bank Rev.	5.000%	2/1/13	8,325	9,013
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (14)(Prere.)	2,435	2,494
California Infrastructure & Econ. Dev. Bank Rev.
(Asian Art Museum)	5.500%	6/1/10 (14)(Prere.)	2,245	2,299
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/18 (14)	1,785	1,862
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/19 (14)	1,040	1,074
California Infrastructure & Econ. Dev. Bank Rev.
(California Science Center)	5.000%	5/1/21 (14)	1,145	1,168
California Infrastructure & Econ. Dev. Bank Rev.
(Clean Water State Revolving Fund)	5.000%	10/1/14	2,500	2,728
California Infrastructure & Econ. Dev. Bank Rev.
(Independent System Operator)	5.000%	2/1/11	10,000	10,343
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/10	1,325	1,348
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/11	1,275	1,332
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/12	2,950	3,105

California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.000%	10/1/13	2,350	2,462
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/14	2,250	2,359
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/15	2,430	2,532
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/16	3,620	3,746
California Infrastructure & Econ. Dev. Bank Rev.
(J. David Gladstone Institute)	5.500%	10/1/17	3,820	3,935
2 California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	3.900%	12/1/11	9,000	9,518
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) PUT	4.000%	12/1/11	16,665	17,652
California Infrastructure & Econ. Dev. Bank Rev.
(J. Paul Getty Trust) VRDO	0.100%	3/1/10	14,800	14,800
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/13 (2)	18,000	20,279
California Infrastructure & Econ. Dev. Bank Rev.
(Workers' Compensation)	5.250%	10/1/14 (2)	25,815	28,741
California PCR Financing Auth. COP	5.375%	2/1/29	16,600	15,103
California PCR Financing Auth. Rev. (San Diego
Gas & Electric)	5.900%	6/1/14 (14)	17,135	19,478
California PCR Financing Auth. Solid Waste
Disposal Rev. (USA Waste Services) PUT	4.000%	6/1/10	1,000	1,003
California Pollution Control Finance Auth.
Environmental Improvement Rev. (BP West
Coast Products) PUT	2.600%	9/2/14	14,550	14,948
California Public Works Board Lease Rev.	5.000%	11/1/13	2,000	2,181
California Public Works Board Lease Rev.	5.000%	11/1/14	4,745	5,187
California Public Works Board Lease Rev.	5.000%	11/1/16	6,395	6,801
California Public Works Board Lease Rev.	5.000%	11/1/18	4,000	4,138
California Public Works Board Lease Rev.	5.250%	11/1/20	5,000	5,137
California Public Works Board Lease Rev.
(Butterfield)	5.000%	6/1/20	3,895	3,919
California Public Works Board Lease Rev.
(California State Univ.)	5.300%	10/1/15 (2)	6,655	6,665
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/11	3,500	3,659
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	6/1/12	5,000	5,322
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	12/1/12 (14)	10,625	11,429
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/18 (2)	27,790	28,582
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	1/1/21	3,975	3,968
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/21	10,000	10,151
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.500%	6/1/22	10,000	10,124
California Public Works Board Lease Rev.
(Dept. of General Services)	6.000%	4/1/27	5,000	5,141
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/15	1,500	1,616
California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/17	8,000	8,378

California Public Works Board Lease Rev.
(Dept. of Mental Health)	5.500%	6/1/18	5,000	5,170
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/18 (14)	10,310	11,540
California Public Works Board Lease Rev.
(Regents of the Univ. of California)	5.000%	6/1/20 (14)	7,670	8,503
California Public Works Board Lease Rev. (Univ.
of California)	5.500%	6/1/14	9,750	10,626
California Public Works Board Lease Rev. (Univ.
of California)	5.375%	10/1/16 (14)	4,750	4,766
California Public Works Board Lease Rev. (Univ.
of California)	5.000%	4/1/25	5,765	5,911
California Public Works Board Lease Rev. (Univ.
of California)	5.250%	11/1/26 (14)	9,010	9,441
California RAN	3.000%	5/25/10	25,000	25,144
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/10	3,500	3,532
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/11	7,000	7,383
California State Dept. of Water Resources
Power Supply Rev.	5.250%	5/1/12 (14)	10,000	10,877
California State Dept. of Water Resources
Power Supply Rev.	5.500%	5/1/13 (2)	18,335	20,296
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/13	13,970	15,634
California State Dept. of Water Resources
Power Supply Rev.	6.000%	5/1/14	12,500	13,902
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/16	5,000	5,733
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/17	25,000	28,754
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/18	4,400	5,075
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	50,000	55,330
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/21	20,000	22,132
California State Dept. of Water Resources
Power Supply Rev.	5.000%	5/1/22	14,675	16,097
California State Dept. of Water Resources
Power Supply Rev. VRDO	0.140%	3/1/10 LOC	9,600	9,600
California State Econ. Recovery Bonds	5.250%	7/1/12	33,940	37,078
California State Econ. Recovery Bonds	5.250%	7/1/13	74,420	83,315
California State Econ. Recovery Bonds	5.250%	7/1/14 (14)	5,155	5,870
California State Econ. Recovery Bonds	5.250%	7/1/14 (ETM)	3,385	3,984
California State Econ. Recovery Bonds	5.250%	7/1/14	11,615	13,226
California State Econ. Recovery Bonds	5.000%	7/1/17 (14)	28,000	29,315
California State Econ. Recovery Bonds	5.000%	7/1/18	27,090	30,278
3 California State Econ. Recovery Bonds	5.000%	7/1/19	28,530	31,795
California State Econ. Recovery Bonds	5.000%	7/1/20	32,600	35,881
California State Econ. Recovery Bonds	5.250%	7/1/21	45,385	50,350
California State Econ. Recovery Bonds	5.000%	7/1/22	16,280	17,217
California State Econ. Recovery Bonds PUT	5.000%	3/1/10 (Prere.)	42,500	42,528
California State Univ. Rev. Systemwide	5.375%	11/1/14 (14)	5,390	5,961
California State Univ. Rev. Systemwide	5.000%	11/1/22 (2)	18,440	19,481
California State Univ. Rev. Systemwide	5.000%	11/1/24	8,690	9,154
California State Univ. Rev. Systemwide	5.000%	11/1/25	11,820	12,376
California State Univ. Rev. Systemwide	5.000%	11/1/26	12,530	13,032

California State Univ. Rev. Systemwide	5.000%	11/1/27	5,000	5,166
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	15,000	15,109
California Statewide Communities Dev. Auth.
PCR (Southern California Edison) PUT	4.250%	11/1/16 (3)	25,000	25,444
California Statewide Communities Dev. Auth.
Rev.	5.000%	6/15/13	28,000	30,135
California Statewide Communities Dev. Auth.
Rev.	4.500%	7/1/18 (4)	14,670	15,406
California Statewide Communities Dev. Auth.
Rev. (Adventist Health)	5.000%	3/1/25	14,975	14,939
California Statewide Communities Dev. Auth.
Rev. (Children's Hosp. of Los Angeles) COP	6.000%	6/1/11 (14)	2,365	2,475
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/11	1,885	1,937
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/12	1,500	1,573
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/13	1,250	1,321
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.000%	7/1/22	5,155	4,935
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/24	5,000	4,702
California Statewide Communities Dev. Auth.
Rev. (Daughters of Charity Health)	5.250%	7/1/25	2,200	2,059
California Statewide Communities Dev. Auth.
Rev. (Huntington Memorial Hosp.)	5.000%	7/1/18	6,190	6,386
California Statewide Communities Dev. Auth.
Rev. (Irvine Univ. of California East LLC)	5.500%	5/15/26	5,000	5,029
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente)	5.000%	4/1/19	2,500	2,697
California Statewide Communities Dev. Auth.
Rev. (Kaiser Permanente) PUT	3.450%	5/1/11	8,750	9,022
California Statewide Communities Dev. Auth.
Rev. (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	7,925
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp.
Foundation)	5.125%	6/1/13 (2)	1,530	1,532
California Statewide Communities Dev. Auth.
Rev. (Los Angeles Orthopedic Hosp.
Foundation)	5.250%	6/1/14 (2)	1,610	1,612
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/13	6,920	7,681
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/14	5,335	5,870
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/15	7,780	8,444
California Statewide Communities Dev. Auth.
Rev. (Memorial Health Services)	6.000%	10/1/23	10,000	10,405
California Statewide Communities Dev. Auth.
Rev. (Presbyterian Homes)	7.000%	11/15/29	2,000	2,118
California Statewide Communities Dev. Auth.
Rev. (Redlands Community Hosp.) VRDO	0.190%	3/5/10 LOC	5,500	5,500
California Statewide Communities Dev. Auth.
Rev. (Sherman Oaks Foundation)	5.500%	8/1/15 (2)	4,685	5,190
1 California Statewide Communities Dev. Auth.
Rev. (Sutter Health) TOB VRDO	0.200%	3/5/10	11,450	11,450
Central CA USD GO	5.500%	8/1/29 (12)	3,000	3,257

Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/17	1,000	1,109
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.000%	7/1/19	765	840
Central Valley CA Financing Auth. Cogeneration
Project Rev. (Carson Ice)	5.250%	7/1/20	1,025	1,140
Chabot-Las Positas CA Community College
Dist.	5.000%	8/1/29 (2)	5,335	5,491
Chino Basin CA Regional Financing Auth. Rev.
(Muni. Water Dist. Sewer System)	6.500%	8/1/10 (2)	3,095	3,176
Clovis CA USD GO	0.000%	8/1/12 (14)	4,715	4,511
Clovis CA USD GO	0.000%	8/1/18 (14)	3,645	2,526
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,295	1,490
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,460	1,679
Compton CA USD GO	5.250%	9/1/13 (14)(Prere.)	1,645	1,892
Contra Costa County CA Public Financing
Lease Rev.	5.000%	6/1/22 (14)	15,300	15,986
Corona-Norco CA USD	0.000%	8/1/20 (12)	1,825	1,096
Corona-Norco CA USD	0.000%	8/1/21 (12)	2,010	1,090
Corona-Norco CA USD	0.000%	8/1/22 (12)	1,700	853
Corona-Norco CA USD	0.000%	8/1/23 (12)	1,000	468
Corona-Norco CA USD	0.000%	8/1/25 (12)	1,325	540
Corona-Norco CA USD	0.000%	8/1/26 (12)	1,530	579
Corona-Norco CA USD	0.000%	8/1/27 (12)	1,500	528
Corona-Norco CA USD	0.000%	8/1/28 (12)	1,290	421
Culver City CA Redev. Financing Auth.	5.375%	11/1/16 (4)	3,260	3,336
East Bay CA Regional Park Dist. Rev.	5.000%	9/1/28	4,415	4,842
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/26	5,245	5,530
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/27	6,220	6,509
Eastern California Muni. Water. Dist. Water &
Sewer COP	5.000%	7/1/28	1,000	1,038
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/21 (2)	3,335	3,328
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/23 (2)	2,875	2,837
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/24 (2)	3,475	3,394
Fontana CA Public Finance Auth. Subordinate
Lien Tax Allocation Rev. Bonds	5.000%	10/1/26 (2)	4,480	4,347
Foothill-De Anza CA Community College Dist.
GO	6.000%	8/1/11	1,330	1,373
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.250%	1/15/13 (14)	5,000	5,000
Foothill/Eastern Corridor Agency California Toll
Road Rev.	5.375%	1/15/15 (14)	5,000	4,984
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/27 (ETM)	10,000	4,883
Foothill/Eastern Corridor Agency California Toll
Road Rev.	0.000%	1/1/28 (ETM)	7,655	3,545
Fresno CA Sewer Rev.	5.000%	9/1/24 (12)	830	902
Glendale CA School Dist. GO	5.750%	3/1/10 (14)(Prere.)	3,790	3,793
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (2)(Prere.)	1,930	2,165
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	3,550	4,040

Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (3)(Prere.)	5,000	5,690
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	89,250	99,279
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	30,388
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	54,720	50,269
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/33	17,500	13,425
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	30,000	19,057
Grossmont CA Union High School Dist. GO	0.000%	8/1/28	3,210	1,047
Grossmont CA Union High School Dist. GO	0.000%	8/1/29	6,965	2,115
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/25 (12)	14,010	6,105
Grossmont-Cuyamaca CA Community College
Dist. Capital Appreciation	0.000%	8/1/28 (12)	21,875	7,578
Huntington Beach CA Union High School Dist.
GO	5.000%	8/1/27 (4)	3,530	3,629
Inland Empire Tobacco Securitization Auth. Rev.	4.625%	6/1/21	9,675	7,309
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/10 (2)	1,470	1,511
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.000%	11/1/11 (2)	1,665	1,771
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/12 (2)	2,540	2,794
Intermodal Container Transfer Fac. Joint Power
Auth. California Rev.	5.125%	11/1/13 (2)	1,870	2,103
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.600%	9/2/15 (2)	2,925	2,977
Irvine CA Public Fac. & Infrastructure Auth.
Assessment Rev.	4.700%	9/2/16 (2)	3,045	3,075
Irvine CA USD Financing Auth. Special Tax	5.000%	9/1/25 (2)	8,645	8,103
Kings River Conservation Dist. California COP	5.000%	5/1/12	2,715	2,834
Kings River Conservation Dist. California COP	5.000%	5/1/13	2,315	2,436
Kings River Conservation Dist. California COP	5.000%	5/1/14	3,500	3,697
Kings River Conservation Dist. California COP	5.000%	5/1/15 (ETM)	2,590	3,025
Kings River Conservation Dist. California COP	5.000%	5/1/15	1,755	1,842
Loma Linda CA Hosp. Rev. (Loma Linda Univ.)	5.000%	12/1/18	8,665	8,484
Long Beach CA Community College Dist. GO	0.000%	6/1/29 (4)	6,380	2,077
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/10 (2)	3,860	3,984
Long Beach CA Finance Auth. Lease Rev.	6.000%	11/1/17 (2)	3,670	4,034
Long Beach CA Finance Auth. Lease Rev.
(Aquarium of the South Pacific)	5.500%	11/1/14 (2)	3,435	3,557
Long Beach CA Finance Auth. Natural Gas
Purchase Rev.	5.250%	11/15/20	3,000	3,070
Long Beach CA Finance Auth. Rev.	1.578%	11/15/25	16,845	12,402
Long Beach CA Finance Auth. Rev.	1.598%	11/15/26	22,025	16,078
Los Angeles CA Community College Dist. GO	5.000%	8/1/21 (4)	10,000	10,689
Los Angeles CA Community College Dist. GO	5.000%	8/1/24	6,500	7,004
Los Angeles CA Community College Dist. GO	5.000%	8/1/25	5,000	5,344
Los Angeles CA Community College Dist. GO	5.500%	8/1/25	5,000	5,580
Los Angeles CA Community College Dist. GO	5.000%	8/1/26	6,630	7,032
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	4,250	4,471
Los Angeles CA Community College Dist. GO	5.000%	8/1/27	6,960	7,356
Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.000%	8/15/10 (14)	10,975	11,270

Los Angeles CA Convention & Exhibit Center
Auth. Lease Rev.	6.125%	8/15/11 (14)	1,300	1,401
Los Angeles CA COP	5.000%	4/1/14 (2)	1,435	1,516
Los Angeles CA COP	5.000%	4/1/15 (2)	1,560	1,634
Los Angeles CA COP	5.000%	4/1/16 (2)	1,725	1,792
Los Angeles CA COP	5.000%	4/1/18 (2)	1,950	2,005
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/13 (14)	10,500	11,577
Los Angeles CA Dept. of Airports International
Airport Rev.	5.000%	5/15/24	4,000	4,178
Los Angeles CA Dept. of Airports International
Airport Rev.	5.250%	5/15/25	3,000	3,166
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23 (4)	20,605	21,944
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/23	1,335	1,494
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/24	2,770	3,053
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26	2,350	2,556
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/26	2,000	2,149
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	5,000	5,344
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/27	1,655	1,799
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/28	2,000	2,160
Los Angeles CA Dept. of Water & Power Rev.	5.000%	7/1/29	1,670	1,791
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.150%	3/5/10	20,000	20,000
Los Angeles CA Dept. of Water & Power Rev.
VRDO	0.160%	3/5/10	16,400	16,400
Los Angeles CA GO	5.250%	9/1/12 (3)	2,000	2,220
Los Angeles CA GO	5.000%	9/1/19 (14)	4,055	4,463
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	9/1/12 (14)	7,480	8,122
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/25 (14)	7,725	7,770
Los Angeles CA Muni. Improvement Corp.
Lease Rev.	5.000%	8/1/28 (14)	8,980	8,842
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/21 (14)	10,830	11,433
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/22 (14)	6,500	6,814
Los Angeles CA Muni. Improvement Corp.
Lease Rev. (Police Headquarters Fac.)	5.000%	1/1/23 (14)	14,700	15,313
Los Angeles CA USD GO	4.500%	7/1/12 (4)	5,515	5,939
Los Angeles CA USD GO	4.500%	7/1/12 (4)	11,990	12,912
Los Angeles CA USD GO	5.500%	7/1/12 (14)	5,240	5,784
Los Angeles CA USD GO	6.000%	7/1/12 (3)	1,470	1,638
Los Angeles CA USD GO	5.000%	7/1/13 (4)	4,650	5,174
Los Angeles CA USD GO	5.000%	7/1/13	5,000	5,583
Los Angeles CA USD GO	5.000%	7/1/13 (4)(Prere.)	3,900	4,427
Los Angeles CA USD GO	6.000%	7/1/13 (3)	3,745	4,272
Los Angeles CA USD GO	5.000%	7/1/14 (4)(ETM)	5,000	5,823
Los Angeles CA USD GO	5.000%	7/1/14	5,000	5,684
Los Angeles CA USD GO	6.000%	7/1/14 (3)	1,440	1,681
3 Los Angeles CA USD GO	5.000%	7/1/15	6,350	7,252
Los Angeles CA USD GO	5.000%	7/1/16 (3)	2,000	2,282
Los Angeles CA USD GO	5.000%	7/1/16 (4)	3,000	3,293
Los Angeles CA USD GO	5.000%	7/1/17 (4)	5,000	5,489
Los Angeles CA USD GO	5.000%	7/1/17 (4)	3,765	4,291
Los Angeles CA USD GO	5.000%	7/1/17	19,090	21,759
Los Angeles CA USD GO	5.500%	7/1/17 (3)	5,000	5,835
Los Angeles CA USD GO	5.000%	7/1/18 (2)	4,000	4,400

Los Angeles CA USD GO	5.000%	7/1/18 (2)	5,000	5,569
3 Los Angeles CA USD GO	5.000%	7/1/18	8,360	9,477
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,417
Los Angeles CA USD GO	5.000%	7/1/19 (3)	5,000	5,429
Los Angeles CA USD GO	5.000%	7/1/20 (2)	14,135	15,219
Los Angeles CA USD GO	5.000%	7/1/20 (3)	10,000	10,755
Los Angeles CA USD GO	5.000%	7/1/20 (3)	5,000	5,378
Los Angeles CA USD GO	5.000%	7/1/21 (2)	15,940	17,055
Los Angeles CA USD GO	5.000%	7/1/22 (2)	16,760	17,826
Los Angeles CA USD GO	4.500%	7/1/23 (4)	30,825	31,589
Los Angeles CA USD GO	5.000%	7/1/23 (2)	6,000	6,400
Los Angeles CA USD GO	5.000%	7/1/23 (4)	12,975	13,840
Los Angeles CA USD GO	5.000%	7/1/24 (4)	17,210	18,217
Los Angeles CA USD GO	5.000%	7/1/25 (2)	10,235	10,692
Los Angeles CA USD GO	5.250%	7/1/25	1,600	1,730
Los Angeles CA USD GO	4.500%	7/1/26 (2)	10,000	9,920
Los Angeles CA USD GO	5.000%	7/1/26	5,710	6,019
Los Angeles CA USD GO	4.500%	1/1/28 (14)	7,725	7,404
Los Angeles CA USD GO	5.000%	7/1/28 (2)	7,845	8,055
Los Angeles CA Wastewater System Rev.	5.000%	6/1/26 (14)	26,785	27,357
Los Angeles County CA Capital Asset Leasing
Corp. Rev.	6.000%	12/1/11 (2)	2,360	2,540
Los Angeles County CA Capital Asset Leasing
Corp. Rev.	6.000%	12/1/13 (2)	2,760	3,126
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	6.000%	7/1/11 (2)	2,745	2,939
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/13 (12)	1,450	1,628
Los Angeles County CA Metro. Transp. Auth.
Sales Tax Rev.	5.000%	7/1/17 (4)	10,000	10,989
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/14 (14)	24,180	26,496
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/15 (14)	8,540	9,328
Los Angeles County CA Public Works Financing
Auth. Rev.	5.250%	10/1/17 (4)	1,000	1,154
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/19 (14)	4,860	5,076
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/20 (14)	6,155	6,375
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/21 (14)	6,460	6,675
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/22 (14)	6,790	6,950
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/23 (14)	2,175	2,217
Los Angeles County CA Public Works Financing
Auth. Rev.	5.000%	12/1/24 (14)	3,095	3,140
Los Angeles County CA Schools COP	0.000%	8/1/11 (2)(ETM)	1,945	1,876
Los Angeles County CA Schools COP	0.000%	8/1/13 (2)(ETM)	2,010	1,785
M-S-R California Energy Auth. Rev.	7.000%	11/1/34	7,000	7,836
M-S-R California Public Power Agency Rev.
(San Juan Project)	5.000%	7/1/13 (14)	1,500	1,568
M-S-R California Public Power Agency Rev.
(San Juan Project)	6.750%	7/1/20 (14)(ETM)	2,075	2,547
Metro. Water Dist. of Southern California
Waterworks Rev.	5.000%	1/1/31	1,250	1,318
Modesto CA Irrigation Dist. COP	5.000%	7/1/17 (14)	3,165	3,333

Modesto CA Irrigation Dist. COP	5.000%	10/1/21 (2)	2,030	2,147
Modesto CA Irrigation Dist. COP	5.000%	10/1/22 (2)	2,515	2,640
Modesto CA Irrigation Dist. COP	5.000%	10/1/23 (2)	2,645	2,760
Modesto CA Irrigation Dist. COP	5.000%	7/1/27	3,855	3,961
Modesto CA Irrigation Dist. Finance Auth. Rev.	5.125%	9/1/15 (2)	4,365	4,394
New Haven CA USD GO	12.000%	8/1/12 (4)(ETM)	600	757
New Haven CA USD GO	12.000%	8/1/12 (4)	2,840	3,581
New Haven CA USD GO	12.000%	8/1/15 (4)	2,905	4,372
Newark CA USD GO	0.000%	8/1/10 (4)	1,000	996
Newport Beach CA Rev. (Hoag Memorial Hosp.)
PUT	5.000%	2/7/13	5,000	5,457
Northern California Gas Auth. No. 1 Rev.	0.618%	7/1/13	19,770	17,991
Northern California Gas Auth. No. 1 Rev.	0.768%	7/1/17	23,385	20,181
Northern California Power Agency Rev.	5.250%	8/1/15 (2)	2,000	2,012
3 Northern California Power Agency Rev.	5.000%	7/1/16	1,745	1,960
3 Northern California Power Agency Rev.	5.000%	7/1/17	3,290	3,669
Northern California Power Agency Rev.	5.000%	8/1/17	1,500	1,670
Northern California Power Agency Rev.	5.000%	8/1/18	2,140	2,360
3 Northern California Power Agency Rev.	5.000%	7/1/19	1,500	1,646
Northern California Power Agency Rev.	5.000%	8/1/19	1,195	1,306
3 Northern California Power Agency Rev.	5.000%	7/1/20	3,500	3,790
Northern California Power Agency Rev.	5.000%	8/1/20	1,000	1,083
3 Northern California Power Agency Rev.	5.000%	7/1/21	2,500	2,689
3 Northern California Power Agency Rev.	5.000%	7/1/22	3,395	3,610
Oakland CA COP	5.000%	4/1/11 (2)	1,855	1,910
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/23 (12)	5,000	5,225
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/24 (12)	3,695	3,863
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/25 (12)	5,405	5,616
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Admin. Bldgs.)	5.000%	8/1/26 (12)	4,190	4,324
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/12 (2)	3,000	3,215
Oakland CA Joint Powers Financing Auth.
Lease Rev. (Oakland Convention Center)	5.500%	10/1/13 (2)	1,500	1,627
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/13 (14)	3,990	4,252
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/15 (14)	3,790	4,021
Oakland CA Redev. Agency (Central Dist.)	5.500%	9/1/16 (14)	6,210	6,501
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/20 (2)	12,870	12,398
Oakland CA USD GO	5.000%	8/1/19 (4)	13,425	14,502
Orange County CA Airport Rev.	5.000%	7/1/11 (4)	3,165	3,338
Orange County CA Airport Rev.	5.000%	7/1/17 (4)	1,725	1,907
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/14 (14)	1,415	1,476
Orange County CA Dev. Agency Tax Allocation	5.250%	9/1/15 (14)	1,485	1,542
Orange County CA Dev. Agency Tax Allocation	5.375%	9/1/16 (14)	1,570	1,622
Orange County CA Local Transp. Auth. Sales
Tax Rev.	5.700%	2/15/11 (2)	15,445	16,210
Orange County CA Recovery COP	6.000%	6/1/10 (14)(ETM)	3,800	3,859
Palo Alto CA USD GO	0.000%	8/1/24	15,890	8,087
Palomar Pomerado Health System California
COP	6.625%	11/1/29	5,000	5,200
Palomar Pomerado Health System California
Rev.	5.375%	11/1/10 (14)	2,670	2,681
Palomar Pomerado Health System California
Rev.	5.375%	11/1/12 (14)	7,080	7,104
Pasadena CA Electric Rev.	5.000%	6/1/17 (14)	2,320	2,408

Pasadena CA Electric Rev.	5.000%	6/1/18 (14)	2,535	2,617
Pomona CA Single Family Mortgage Rev.	7.600%	5/1/23 (ETM)	11,310	14,964
Port of Oakland CA Rev.	5.000%	11/1/11 (14)	5,160	5,464
Port of Oakland CA Rev.	5.000%	11/1/12 (14)	2,650	2,882
Port of Oakland CA Rev.	5.000%	11/1/19 (14)	7,750	8,379
Port of Oakland CA Rev.	5.000%	11/1/19 (14)	8,000	8,649
Port of Oakland CA Rev.	5.000%	11/1/20 (14)	6,400	6,844
Port of Oakland CA Rev.	5.000%	11/1/26 (14)	9,700	9,992
Poway CA USD GO	0.000%	8/1/17	2,000	1,504
Poway CA USD GO	0.000%	8/1/18	4,565	3,216
Poway CA USD GO	0.000%	8/1/19	5,425	3,603
Poway CA USD GO	0.000%	8/1/20	3,280	1,880
Poway CA USD GO	0.000%	8/1/28	9,070	2,959
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/16 (10)	5,480	6,397
Rancho CA Water Dist. Finance Auth. Rev.	5.500%	11/1/17 (10)	5,855	6,830
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/10 (2)	3,820	3,883
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/15 (2)	2,835	3,037
Rancho Cucamonga CA Redev. Agency Tax
Allocation (Rancho Redev.)	5.000%	9/1/16 (2)	5,100	5,359
Rancho Mirage CA Joint Powers Financing
Auth. Rev. (Eisenhower Medical Center)	5.000%	7/1/27	12,000	11,398
Riverside CA Electric Rev.	5.000%	10/1/24 (4)	1,000	1,066
Riverside CA Electric Rev.	5.000%	10/1/25 (4)	2,000	2,116
Riverside CA Electric Rev.	5.000%	10/1/26 (4)	2,500	2,626
Riverside CA Electric Rev.	5.000%	10/1/27 (4)	3,570	3,719
Riverside County CA IDA (Guy Evans Inc.
Project) VRDO	0.150%	3/5/10 LOC	5,660	5,660
Rocklin CA USD	0.000%	8/1/23 (14)	7,030	3,244
Rocklin CA USD	0.000%	8/1/24 (14)	2,965	1,275
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/18	2,280	2,349
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/19	10,000	10,173
Roseville CA Natural Gas Financing Auth.	5.000%	2/15/20	2,000	2,010
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/17	1,250	1,386
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/18	725	800
Sacramento CA Cogeneration Auth. Rev.	5.000%	7/1/19	900	988
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/20	1,250	1,390
Sacramento CA Cogeneration Auth. Rev.	5.250%	7/1/21	1,000	1,113
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/12 (4)(Prere.)	4,395	4,947
Sacramento CA Financing Auth. Lease Rev.	5.000%	11/1/14 (14)	3,555	3,756
Sacramento CA Financing Auth. Lease Rev.	5.375%	12/1/14 (4)	1,630	1,797
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/19 (14)	12,860	13,433
Sacramento CA Financing Auth. Lease Rev.	5.000%	12/1/20 (14)	13,670	14,183
Sacramento CA Muni. Util. Dist. Financing Auth.
Rev.	5.000%	7/1/21 (14)	7,710	7,540
Sacramento CA Muni. Util. Dist. Rev.	6.250%	8/15/10 (14)(ETM)	10,030	10,310
Sacramento CA Muni. Util. Dist. Rev.	5.000%	11/15/12 (14)	2,185	2,378
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/13 (4)	1,000	1,058
Sacramento CA Muni. Util. Dist. Rev.	5.250%	8/15/14 (4)	2,500	2,632
Sacramento CA Muni. Util. Dist. Rev.	5.000%	8/15/16 (4)	7,800	9,089
Sacramento CA Muni. Util. Dist. Rev.	5.000%	7/1/17 (14)	4,000	4,092
Sacramento CA Muni. Util. Dist. Rev.	5.250%	7/1/24 (2)	10,000	11,215
Sacramento County CA Airport Rev.	5.000%	7/1/23 (4)	2,000	2,152
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	2,500	2,663
Sacramento County CA Airport Rev.	5.000%	7/1/24 (4)	1,785	1,901
Sacramento County CA Public Fac. Finance
Corp. COP (Main Detention Fac.)	5.500%	6/1/10 (14)(ETM)	1,255	1,272

Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/13	2,500	2,630
Sacramento County CA Sanitation Dist.
Financing Auth.	6.000%	12/1/15	2,500	2,624
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/21 (14)	1,850	2,002
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/22 (14)	5,495	5,911
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/23 (14)	7,030	7,525
Sacramento County CA Sanitation Dist.
Financing Auth.	5.000%	12/1/36 (14)	2,000	2,025
Sacramento County CA Water Financing Auth.
Rev. Agency Zones	5.000%	6/1/13 (2)(Prere.)	1,235	1,395
San Bernardino CA Community College Dist.	5.000%	8/1/27 (4)	11,580	12,097
San Bernardino County CA Justice Center and
Airport COP	5.000%	7/1/14 (14)	5,585	6,027
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	5,250	5,441
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	5,000	5,381
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	9,375
San Bernardino County CA Trans. Auth. Sales
Tax Rev.	5.000%	5/1/12	5,000	5,395
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/12 (2)	3,000	3,024
San Diego CA Financing Auth. Lease Rev.	5.250%	4/1/14 (2)	5,680	5,722
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/19	5,000	5,682
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/24	3,000	3,265
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.250%	5/15/25	2,000	2,199
San Diego CA Public Fac. Financing Auth.
Sewer Rev.	5.000%	5/15/27	6,000	6,354
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.000%	8/1/27	4,215	4,502
San Diego CA Public Fac. Financing Auth.
Water Rev.	5.125%	8/1/28	5,000	5,341
1 San Diego CA Public Fac. Financing Auth.
Water Rev. TOB VRDO	0.180%	3/5/10	5,605	5,605
San Diego CA USD GO	0.000%	7/1/14 (14)	3,400	3,058
San Diego CA USD GO	5.500%	7/1/17 (14)	2,595	3,083
San Diego CA USD GO	0.000%	7/1/18 (14)	9,500	6,845
San Diego CA USD GO	5.500%	7/1/20 (14)	11,390	13,478
San Diego CA USD GO	5.500%	7/1/20 (4)	9,490	11,202
San Diego CA USD GO	5.500%	7/1/21 (4)	11,470	13,049
San Diego CA USD GO	5.500%	7/1/22 (4)	12,790	14,531
San Diego CA USD GO	5.500%	7/1/23 (4)	9,210	10,479
San Diego CA USD GO	0.000%	7/1/26	8,425	3,509
San Diego CA USD GO	5.500%	7/1/26 (4)	7,490	8,662
San Diego CA USD GO	0.000%	7/1/27	8,500	3,311
San Diego CA USD GO	0.000%	7/1/28	8,000	2,889
San Diego CA Water Auth. Rev. COP	5.250%	5/1/15 (14)	6,215	7,213
San Diego CA Water Auth. Rev. COP	5.250%	5/1/16 (14)	7,880	9,192
San Diego CA Water Auth. Rev. COP	5.250%	5/1/21 (14)	6,725	7,701
San Diego CA Water Auth. Rev. COP	5.250%	5/1/22 (14)	7,075	8,097
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,085
San Diego County CA COP	5.000%	2/1/24 (2)	1,500	1,549
San Diego County CA COP	5.000%	2/1/26 (2)	1,000	1,023
San Diego County CA COP VRDO	0.200%	3/5/10 LOC	15,920	15,920

San Diego County CA Regional Building Auth.	5.000%	2/1/23	4,285	4,647
San Diego County CA Regional Building Auth.	5.000%	2/1/25	4,820	5,130
San Diego County CA Regional Building Auth.	5.250%	2/1/26	1,140	1,228
San Diego County CA Regional Building Auth.	5.000%	2/1/27	2,420	2,537
San Diego County CA Regional Building Auth.	5.500%	2/1/28	5,780	6,227
San Francisco CA City & County COP (San
Bruno Jail)	5.250%	10/1/14 (2)	2,860	2,898
San Francisco CA City & County COP (San
Bruno Jail)	5.125%	10/1/17 (2)	1,000	1,013
San Francisco CA City & County GO (Laguna
Honda Hosp.)	5.000%	6/15/16 (2)	8,000	8,746
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/12 (14)(Prere.)	4,015	4,410
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/13 (14)	2,430	2,588
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/14 (14)	3,185	3,390
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/20 (14)(3)	12,620	14,081
San Francisco CA City & County International
Airport Rev.	5.250%	5/1/26	25,000	26,200
San Francisco CA City & County International
Airport Rev.	5.000%	5/1/27 (14)	13,075	13,353
San Francisco CA City & County Public Util.
Comm. Rev.	5.000%	11/1/29	10,000	10,533
San Francisco CA City & County Redev. Agency
Lease Rev. (Moscone Center)	5.000%	7/1/16 (4)	3,270	3,475
San Francisco CA City & County Water Rev.	5.000%	11/1/17 (14)	4,865	5,266
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/26 (4)	15,500	5,684
San Joaquin County CA Delta Community
College Dist. Election GO	0.000%	8/1/27 (4)	15,500	5,284
San Joaquin County CA Transp. Auth. Rev.
Notes	5.000%	4/1/11	10,000	10,408
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/11 (14)	7,140	6,820
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/15/14 (14)	5,500	4,290
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/20 (ETM)	2,500	1,785
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/23 (ETM)	16,000	9,692
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/25 (ETM)	17,750	9,646
San Joaquin Hills CA Transp. Corridor Agency
Toll Road Rev.	0.000%	1/1/26 (ETM)	14,350	7,392
San Jose CA Airport Rev.	5.375%	3/1/13 (4)	4,945	5,409
San Jose CA Airport Rev.	5.375%	3/1/14 (4)	7,550	8,202
San Jose CA Airport Rev.	5.375%	3/1/15 (4)	7,950	8,555
San Jose CA Airport Rev.	5.000%	3/1/24 (2)	2,035	2,082
San Jose CA Airport Rev.	5.000%	3/1/25 (2)	3,385	3,445
San Jose CA Airport Rev.	5.000%	3/1/26 (2)	3,850	3,893
San Jose CA Financing Auth. Lease Rev.	5.000%	9/1/13 (14)	9,570	10,080
San Jose CA Redev. Agency	5.250%	8/1/13 (14)	5,000	5,375
San Jose CA Redev. Agency	5.250%	8/1/14 (14)	5,000	5,414
San Jose CA Redev. Agency	5.000%	8/1/24 (14)	19,860	19,578
San Jose CA Redev. Agency	5.000%	8/1/25 (14)	18,505	18,057
San Mateo CA Redev. Auth. Tax Allocation	5.000%	8/1/11 (Prere.)	1,000	1,066

San Mateo CA Redev. Auth. Tax Allocation	5.200%	8/1/11 (Prere.)	2,045	2,186
San Mateo CA Union High School Dist. GO	0.000%	9/1/10 (14)	1,200	1,194
San Mateo CA Union High School Dist. GO	0.000%	9/1/12 (14)	1,180	1,127
San Mateo CA Union High School Dist. GO	0.000%	9/1/13 (14)	1,715	1,586
San Mateo CA Union High School Dist. GO	0.000%	9/1/14 (14)	1,500	1,337
San Mateo County CA Community College Dist.
GO	5.375%	9/1/15 (14)	1,300	1,423
San Mateo County CA Community College Dist.
GO	0.000%	9/1/21 (14)	4,645	2,607
San Mateo County CA Community College Dist.
GO	0.000%	9/1/22 (14)	5,675	2,984
San Mateo County CA Community College Dist.
GO	0.000%	9/1/24 (14)	2,825	1,280
San Mateo County CA Community College Dist.
GO	0.000%	9/1/25 (14)	4,000	1,693
San Mateo County CA Community College Dist.
GO	5.000%	9/1/26	3,170	3,335
San Mateo County CA Joint Powers Auth. Lease
Rev.	4.625%	7/15/25	2,455	2,532
San Mateo County CA Joint Powers Auth. Lease
Rev.	5.250%	7/15/28	2,000	2,111
Santa Ana CA Community Redev. Agency Tax
Allocation (South Main Street)	5.000%	9/1/18 (14)	2,685	2,752
Santa Ana CA Finance Auth. Rev.	5.375%	9/1/10 (14)	1,600	1,629
Santa Barbara County CA COP	5.250%	12/1/12 (2)	1,000	1,093
Santa Barbara County CA COP	5.250%	12/1/13 (2)	2,355	2,574
Santa Barbara County CA COP	5.250%	12/1/15 (2)	1,065	1,164
Santa Barbara County CA COP	5.250%	12/1/16 (2)	1,760	1,924
Santa Clara CA Electric Rev.	5.250%	7/1/18 (14)	1,720	1,812
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/10 (2)(Prere.)	4,535	4,629
Santa Clara County CA Financing Auth. Lease
Rev.	5.500%	5/15/10 (2)(Prere.)	4,785	4,880
Santa Clara County CA Financing Auth. Lease
Rev.	7.750%	11/15/10 (2)	4,500	4,732
Santa Clara County CA Financing Auth. Lease
Rev.	7.750%	11/15/11 (2)	1,000	1,118
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/17	11,540	13,206
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	11/15/18	7,920	8,969
Santa Clara County CA Financing Auth. Lease
Rev.	5.000%	5/15/28	10,000	10,319
Santa Clara Valley CA Transp. Auth. Sales Tax
Rev.	5.000%	4/1/32 (2)	5,125	5,192
Santa Margarita/Dana Point CA Auth. Rev.	7.250%	8/1/10 (14)	4,630	4,746
Santa Monica CA Community College Dist.	5.000%	8/1/20	1,000	1,152
Santa Monica CA Community College Dist.	0.000%	8/1/26	11,025	4,414
Santa Rosa CA Waste Water Rev.	0.000%	9/1/28 (4)	11,095	3,674
Simi Valley CA USD	0.000%	8/1/26 (4)	3,030	1,127
Simi Valley CA USD	0.000%	8/1/27 (4)	2,900	998
Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,660
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,222
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,371
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,541
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,740
South Orange County CA Public Finance Auth.
Rev.	7.000%	9/1/10 (14)	3,300	3,395

South Orange County CA Public Finance Auth.
Rev.	7.000%	9/1/11 (14)	3,490	3,769
South Orange County CA Public Finance Auth.
Rev.	5.375%	8/15/12 (4)	5,605	5,681
South Orange County CA Public Finance Auth.
Rev.	5.250%	8/15/13 (2)	2,290	2,306
South San Francisco CA Redev. Agency Tax
Allocation	5.000%	9/1/31 (14)	7,255	6,588
Southern California Public Power Auth. Rev.
(Milford Wind Corridor)	5.000%	7/1/29	5,000	5,153
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.000%	11/1/18	1,040	1,058
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/23	5,250	5,245
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/24	5,000	5,030
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/25	10,280	10,465
Southern California Public Power Auth. Rev.
(Natural Gas Project)	5.250%	11/1/26	2,500	2,505
Southern California Public Power Auth. Rev.
(San Juan Unit)	5.500%	1/1/13 (4)	3,500	3,921
Southern California Public Power Auth. Rev.
(Transmission Project)	5.000%	7/1/23	5,000	5,429
Southern California Public Power Auth. Rev.
VRDO	0.110%	3/1/10	12,395	12,395
Tobacco Securitization Auth. Rev. (Southern
California Tobacco Settlement)	4.750%	6/1/25	9,240	8,458
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,251
Univ. of California Regents	5.000%	5/15/19 (14)	5,075	5,474
Univ. of California Regents	5.000%	5/15/20 (14)	5,065	5,420
Univ. of California Regents	5.000%	5/15/25	19,385	20,316
Univ. of California Regents	5.000%	5/15/26	14,095	14,683
Univ. of California Rev.	3.000%	5/15/11	1,235	1,275
Univ. of California Rev.	3.000%	5/15/12	2,000	2,101
Univ. of California Rev.	5.000%	5/15/17 (4)	20,620	23,385
Univ. of California Rev.	5.000%	5/15/18 (4)	10,000	11,191
Univ. of California Rev.	5.000%	5/15/19 (4)	4,275	4,738
Univ. of California Rev.	5.000%	5/15/20 (4)	30,900	34,021
Univ. of California Rev.	5.000%	5/15/21 (4)	14,915	16,261
Univ. of California Rev.	5.750%	5/15/25	3,000	3,478
Univ. of California Rev.	5.000%	5/15/26 (14)	10,000	10,686
Univ. of California Rev. (Multiple Purpose
Project)	5.000%	9/1/11 (4)(Prere.)	4,820	5,203
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/14 (4)	4,290	4,422
Univ. of California Rev. (San Diego Medical
Center)	5.125%	12/1/15 (4)	4,515	4,638
Ventura County CA Community College Dist.
GO	5.000%	8/1/16 (14)	3,100	3,383
Ventura County CA Community College Dist.
GO	5.000%	8/1/17 (14)	2,300	2,510
Ventura County CA Community College Dist.
GO	0.000%	8/1/28	15,000	5,082
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,695	1,884
Vista CA USD GO	5.375%	8/1/12 (4)(Prere.)	1,455	1,618
Vista CA USD GO	5.375%	8/1/15 (4)	150	164
Vista CA USD GO	5.375%	8/1/16 (4)	190	207

Vista CA USD GO	5.375%	8/1/17 (4)	160	174
Washington Township CA Health Care Dist.
Rev.	6.000%	7/1/29	1,000	1,034
West Contra Costa CA USD	6.000%	8/1/26	5,000	5,634
				5,196,666
Puerto Rico (2.2%)
Puerto Rico Aqueduct & Sewer Auth. Rev.	6.250%	7/1/12 (14)(ETM)	1,000	1,129
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/10	7,500	7,591
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/11	12,500	13,023
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/11 (4)	6,050	6,202
Puerto Rico Electric Power Auth. Rev.	6.000%	7/1/12 (14)	8,235	8,978
Puerto Rico GO	6.500%	7/1/11 (14)	2,500	2,651
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/13 (14)	2,250	2,406
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/21 (3)	5,000	5,245
Puerto Rico Infrastructure Financing Auth.
Special Tax Rev.	5.500%	7/1/23 (3)	1,585	1,647
Puerto Rico Muni. Finance Agency	5.625%	8/1/10 (4)	17,775	18,016
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	13,560	13,740
Puerto Rico Muni. Finance Agency	5.750%	8/1/11 (4)	7,750	7,853
Puerto Rico Muni. Finance Agency	5.000%	7/1/14 (11)	1,360	1,447
Puerto Rico Muni. Finance Agency	5.250%	7/1/16 (11)	1,400	1,498
Puerto Rico Muni. Finance Agency	5.250%	7/1/18 (11)	1,000	1,052
Puerto Rico Public Finance Corp. PUT	5.750%	2/1/12 LOC	20,000	20,676
				113,154
Virgin Islands (0.0%)
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/15	2,200	2,344
Total Tax-Exempt Municipal Bonds (Cost $5,222,315)				5,312,164
Other Assets and Liabilities-Net (-0.7%)				(37,810)
Net Assets (100%)				5,274,354

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010, the aggregate value of these securities was $40,965,000, representing 0.8% of net assets.
2 Securities with a value of $2,961,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2010.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

California Intermediate-Term Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

California Intermediate-Term Tax-Exempt Fund

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At February 28, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate
		Long (Short)	Settlement	Unrealized
		Contracts	Value	Appreciation
Futures Contracts	Expiration		Long (Short)	(Depreciation)
30-Year U.S. Treasury Bond	June 2010	(203)	(23,891)	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of February 28, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	5,312,164	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	(7)	5,312,164	—
1 Represents variation margin on the last day of the reporting period.

D. At February 28, 2010, the cost of investment securities for tax purposes was $5,225,957,000. Net unrealized appreciation of investment securities for tax purposes was $86,207,000, consisting of unrealized gains of $146,371,000 on securities that had risen in value since their purchase and $60,164,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2010
VANGUARD CALIFORNIA TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2010

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.